UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-03651

                    Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                   Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100
                   Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end:   June 30

Date of reporting period:   December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

December 31, 2022 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Equity Fund
Touchstone International Growth Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Balanced Fund	6-10
Touchstone Core Municipal Bond Fund	11-12
Touchstone International Equity Fund	13-14
Touchstone International Growth Fund	15-16
Touchstone Large Cap Focused Fund	17
Touchstone Large Cap Fund	18
Touchstone Large Company Growth Fund	19
Touchstone Small Company Fund	20-21
Touchstone Value Fund	22
Statements of Assets and Liabilities	24-27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-32
Statements of Changes in Net Assets - Capital Stock Activity	34-38
Financial Highlights	39-47
Notes to Financial Statements	48-61
Other Items	62-69
Privacy Protection Policy	71
This report identifies the Funds' investments on December 31, 2022. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
December 31, 2022
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	45.5%
AA/Aa	8.7
A/A	12.7
BBB/Baa	28.5
BB/Ba	0.8
B/B	0.8
CC	0.1
Not Rated	2.9
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	17.7%
Health Care	12.3
Financials	7.5
Communication Services	7.3
Industrials	5.9
Consumer Discretionary	4.8
Consumer Staples	3.5
Energy	3.2
Materials	1.0
Real Estate	0.7
Fixed Income Securities	32.0
Exchange-Traded Fund	1.6
Preferred Stocks
Financials	0.0
Short-Term Investment Fund	2.4
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Core Municipal Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	2.4%
AA/Aa	47.0
A/A	40.0
BBB/Baa	7.5
BB/Ba	0.8
Cash Equivalents	2.3
Total	100.0%
Portfolio Allocation(% of Net Assets)
Fixed Rate Revenue Bonds	75.0%
General Obligation Bonds	21.8
Short-Term Investment Fund	3.3
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone International Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
France	18.7%
United Kingdom	15.1
Switzerland	9.8
Germany	9.7
Canada	5.2
Brazil	4.5
Mexico	4.2
Japan	3.8
United States	3.1
South Korea	3.0
Hong Kong	2.8
Greece	2.2
China	2.2
Taiwan	2.1
India	1.9
Netherlands	1.9
Spain	1.7
Norway	1.4
Tanzania	1.2
Short-Term Investment Fund	5.0
Other Assets/Liabilities (Net)	0.5
Total	100.0%
Touchstone International Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
United Kingdom	15.8%
India	15.1
Canada	13.8
Switzerland	8.0
France	7.3
United States	5.2
Israel	4.9
Sweden	3.9
Germany	3.8
Singapore	3.4
Argentina	3.0
Spain	3.0
Netherlands	2.7
Taiwan	2.3
Thailand	2.2
Indonesia	2.1
Italy	2.0
Japan	1.5
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%
Touchstone Large Cap Focused Fund

Sector Allocation*(% of Net Assets)
Information Technology	27.6%
Health Care	18.0
Financials	12.0
Communication Services	10.9
Industrials	8.1
Consumer Discretionary	6.9
Consumer Staples	4.7
Energy	4.5
Materials	1.7
Real Estate	1.2
Short-Term Investment Fund	4.5
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Large Cap Fund

Sector Allocation*(% of Net Assets)
Financials	20.4%
Information Technology	18.3
Consumer Discretionary	16.8
Consumer Staples	9.3
Materials	9.2
Industrials	8.5
Communication Services	6.2
Health Care	5.7
Real Estate	3.6
Short-Term Investment Fund	2.2
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Large Company Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	54.8%
Health Care	12.9
Consumer Discretionary	9.3
Communication Services	7.8
Financials	7.0
Consumer Staples	4.2
Materials	2.4
Short-Term Investment Fund	1.7
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Health Care	20.7%
Industrials	17.5
Consumer Discretionary	16.0
Information Technology	15.8
Financials	11.0
Real Estate	8.4
Materials	4.5
Communication Services	2.7
Energy	1.5
Short-Term Investment Funds	2.2
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%
Touchstone Value Fund

Sector Allocation*(% of Net Assets)
Health Care	15.8%
Financials	15.7
Energy	12.5
Consumer Discretionary	12.3
Industrials	10.2
Information Technology	9.4
Materials	8.8
Communication Services	5.0
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.8
Short-Term Investment Fund	2.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 63.9%
	Information Technology — 17.7%
220,570	Apple, Inc.	$ 28,658,660
54,320	International Business Machines Corp.	7,653,145
154,402	Microsoft Corp.	37,028,687
133,039	Oracle Corp.	10,874,608
60,853	PayPal Holdings, Inc.*	4,333,951
62,590	Salesforce, Inc.*	8,298,808
101,750	SS&C Technologies Holdings, Inc.	5,297,105
60,000	Texas Instruments, Inc.	9,913,200
57,538	Visa, Inc. - Class A	11,954,095
33,884	Workday, Inc. - Class A*	5,669,810
		129,682,069
	Health Care — 12.3%
5,751	Alcon, Inc. (Switzerland)	394,231
66,655	AmerisourceBergen Corp.	11,045,400
10,765	Becton Dickinson & Co.	2,737,540
103,668	BioMarin Pharmaceutical, Inc.*	10,728,601
131,530	Bristol-Myers Squibb Co.	9,463,584
10,000	CVS Health Corp.	931,900
49,687	HCA Healthcare, Inc.	11,922,893
94,799	Johnson & Johnson	16,746,243
101,735	Medtronic PLC	7,906,844
34,685	UnitedHealth Group, Inc.	18,389,293
		90,266,529
	Financials — 7.5%
226,643	Bank of America Corp.	7,506,416
77,164	Berkshire Hathaway, Inc. - Class B*	23,835,959
43,699	Goldman Sachs Group, Inc. (The)	15,005,363
6,787	Markel Corp.*	8,941,805
		55,289,543
	Communication Services — 7.3%
256,700	Alphabet, Inc. - Class C*	22,776,991
184,897	AT&T, Inc.	3,403,954
211,054	Comcast Corp. - Class A	7,380,558
43,677	Fox Corp. - Class A	1,326,470
85,801	Meta Platforms, Inc. - Class A*	10,325,292
19,479	Netflix, Inc.*	5,743,968
31,985	Walt Disney Co. (The)*	2,778,857
		53,736,090
	Industrials — 5.9%
39,856	Boeing Co. (The)*	7,592,169
9,387	Deere & Co.	4,024,770
17,319	FedEx Corp.	2,999,651
42,524	Hubbell, Inc.	9,979,532
126,843	Raytheon Technologies Corp.	12,800,996
164,527	Southwest Airlines Co.*	5,539,624
		42,936,742
	Consumer Discretionary — 4.8%
42,282	Airbnb, Inc. - Class A*	3,615,111
35,598	Alibaba Group Holding Ltd. (China) ADR*	3,135,828
188,220	Amazon.com, Inc.*	15,810,480
50,374	Hilton Worldwide Holdings, Inc.	6,365,259
65,658	Starbucks Corp.	6,513,273
		35,439,951
	Consumer Staples — 3.5%
110,390	Monster Beverage Corp.*	11,207,897
8,485	PepsiCo, Inc.	1,532,900
106,067	Philip Morris International, Inc.	10,735,041
12,856	Procter & Gamble Co. (The)	1,948,455
		25,424,293
Shares		Market Value

	Energy — 3.2%
20,000	Chevron Corp.	$ 3,589,800
111,879	Exxon Mobil Corp.	12,340,254
146,582	Schlumberger Ltd.	7,836,274
		23,766,328
	Materials — 1.0%
108,662	DuPont de Nemours, Inc.	7,457,473
	Real Estate — 0.7%
32,128	Jones Lang LaSalle, Inc.*	5,120,239
	Total Common Stocks	$469,119,257
Principal Amount
	Corporate Bonds — 12.3%
	Financials — 3.9%
$ 1,217,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,065,448
918,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	862,920
820,000	Ares Capital Corp., 3.250%, 7/15/25	755,144
479,000	Bank of America Corp., 2.687%, 4/22/32	384,636
753,000	Bank of America Corp., 3.705%, 4/24/28	697,833
828,000	Bank of Montreal (Canada), 3.803%, 12/15/32	730,261
790,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	821,689
1,381,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,007,440
1,092,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	834,900
520,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	466,757
695,000	Charles Schwab Corp. (The), 5.000%(A)	634,534
813,000	Citigroup, Inc., 0.981%, 5/1/25	760,970
699,000	Citigroup, Inc., 3.200%, 10/21/26	647,382
790,000	Citizens Bank NA, 4.575%, 8/9/28	763,866
856,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	748,617
1,187,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.176%, 2/15/27(B)	1,105,581
807,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	744,636
796,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	635,249
1,509,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,404,310
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	626,156
710,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	677,003
1,175,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	969,264
876,000	JPMorgan Chase & Co., 2.956%, 5/13/31	723,885
902,000	JPMorgan Chase & Co., 3.509%, 1/23/29	819,973
792,000	JPMorgan Chase & Co., 5.717%, 9/14/33	778,806
882,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	795,570
1,147,000	Mastercard, Inc., 2.000%, 11/18/31	923,990
998,000	Morgan Stanley, 3.950%, 4/23/27	944,093
663,000	Morgan Stanley, 5.297%, 4/20/37	608,188
764,000	Northern Trust Corp., 6.125%, 11/2/32	808,249
1,087,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	835,772
959,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.331%, 6/1/28(B)	884,086
1,044,000	Prudential Financial, Inc., 5.125%, 3/1/52	950,040
1,368,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.320%, 5/15/27(B)	1,267,769
858,000	US Bancorp, 4.967%, 7/22/33	816,814
		28,501,831

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.3% (Continued)
	Consumer Discretionary — 1.6%
$ 967,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	$ 739,186
80,490	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	72,697
1,316,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,202,217
815,000	Brunswick Corp., 4.400%, 9/15/32	690,347
616,000	Ford Motor Co., 3.250%, 2/12/32	462,031
466,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	444,173
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,148,832
550,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	540,819
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	660,388
889,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	836,528
573,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	571,064
1,240,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,084,653
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	280,527
881,000	Lowe's Cos., Inc., 4.500%, 4/15/30	846,569
440,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	346,337
1,021,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	872,746
644,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	531,216
644,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	470,453
		11,800,783
	Industrials — 1.2%
792,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	645,651
469,000	Boeing Co. (The), 5.805%, 5/1/50	436,654
887,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	933,209
603,000	Carrier Global Corp., 3.577%, 4/5/50	432,978
1,105,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	976,269
595,000	FedEx Corp., 5.100%, 1/15/44	530,574
859,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	742,149
753,000	Mohawk Industries, Inc., 3.625%, 5/15/30	650,587
743,000	Norfolk Southern Corp., 4.837%, 10/1/41	686,299
867,000	Parker-Hannifin Corp., 4.250%, 9/15/27	842,144
547,000	Roper Technologies, Inc., 2.950%, 9/15/29	475,057
1,277,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,133,833
520,000	WestRock MWV LLC, 8.200%, 1/15/30	587,796
		9,073,200
	Energy — 1.0%
667,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	629,247
574,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	570,735
595,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	544,453
1,136,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,026,860
620,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	577,330
706,000	Energy Transfer LP, 4.150%, 9/15/29	639,391
621,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	512,223
757,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	733,200
763,000	MPLX LP, 4.950%, 3/14/52	627,587
745,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	778,344
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	481,272
		7,120,642
	Utilities — 0.9%
953,000	CMS Energy Corp., 4.750%, 6/1/50	824,306
502,000	Duke Energy Progress LLC, 4.150%, 12/1/44	420,677
504,000	Edison International, 4.125%, 3/15/28	468,360
Principal Amount		MarketValue

	Utilities — (Continued)
$ 823,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	$ 672,244
841,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	786,942
1,040,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	682,860
909,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	574,416
739,000	PacifiCorp., 5.750%, 4/1/37	754,519
1,598,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.719%, 5/15/67(B)	1,336,791
		6,521,115
	Health Care — 0.8%
774,000	AbbVie, Inc., 4.450%, 5/14/46	669,416
679,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	519,275
700,000	Becton Dickinson and Co., 4.685%, 12/15/44	628,130
734,000	CommonSpirit Health, 4.187%, 10/1/49	575,696
686,000	CVS Health Corp., 5.125%, 7/20/45	622,463
847,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	681,002
812,000	HCA, Inc., 5.375%, 9/1/26	803,694
679,000	Mylan, Inc., 4.550%, 4/15/28	630,067
871,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	715,595
		5,845,338
	Information Technology — 0.8%
580,000	Apple, Inc., 4.650%, 2/23/46	549,822
1,309,000	Broadcom, Inc., 4.150%, 11/15/30	1,174,570
1,064,000	Microchip Technology, Inc., 0.983%, 9/1/24	985,665
544,000	Micron Technology, Inc., 2.703%, 4/15/32	410,080
194,000	Micron Technology, Inc., 6.750%, 11/1/29	197,736
446,000	Microsoft Corp., 3.500%, 2/12/35	405,128
912,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	907,722
365,000	Oracle Corp., 3.600%, 4/1/40	271,304
247,000	Oracle Corp., 4.300%, 7/8/34	217,345
630,000	Visa, Inc., 4.150%, 12/14/35	597,058
		5,716,430
	Real Estate — 0.7%
856,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	796,353
684,000	Equinix, Inc. REIT, 2.900%, 11/18/26	625,643
948,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	909,499
939,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	824,305
671,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	639,522
974,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	977,091
294,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	265,604
552,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	496,007
		5,534,024
	Communication Services — 0.7%
433,000	AT&T, Inc., 4.500%, 5/15/35	394,294
1,084,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	926,012
892,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	807,824
692,000	Comcast Corp., 4.000%, 3/1/48	553,137
844,000	Netflix, Inc., 6.375%, 5/15/29	868,719
315,000	Paramount Global, 4.950%, 5/19/50	230,632
943,000	T-Mobile USA, Inc., 3.875%, 4/15/30	856,442
877,000	Verizon Communications, Inc., 2.987%, 10/30/56	538,627
		5,175,687

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.3% (Continued)
	Consumer Staples — 0.4%
$ 603,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	$ 552,671
884,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	808,343
301,000	Kroger Co. (The), 5.000%, 4/15/42	274,615
850,000	Mars, Inc., 144a, 3.875%, 4/1/39	725,175
484,000	Starbucks Corp., 3.350%, 3/12/50	344,494
		2,705,298
	Materials — 0.3%
600,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	510,801
531,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	411,320
833,000	Celanese US Holdings LLC, 6.165%, 7/15/27	822,801
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	715,329
		2,460,251
	Total Corporate Bonds	$90,454,599
	U.S. Treasury Obligations — 9.3%
6,530,294	U.S. Treasury Bond, 0.125%, 2/15/52	4,228,620
5,355,000	U.S. Treasury Bond, 1.750%, 8/15/41	3,691,812
8,389,000	U.S. Treasury Bond, 2.875%, 5/15/52	6,784,604
2,910,000	U.S. Treasury Bond, 3.250%, 5/15/42	2,568,530
4,740,000	U.S. Treasury Bond, 4.000%, 11/15/42	4,671,122
3,320,000	U.S. Treasury Bond, 4.000%, 11/15/52	3,354,238
7,000,000	U.S. Treasury Note, 0.250%, 10/31/25	6,265,547
8,084,000	U.S. Treasury Note, 0.750%, 5/31/26	7,218,444
3,195,000	U.S. Treasury Note, 1.625%, 1/31/27	2,888,604
8,691,000	U.S. Treasury Note, 2.750%, 8/15/32	7,942,759
331,000	U.S. Treasury Note, 4.125%, 11/15/32	339,016
18,475,000	U.S. Treasury Note, 4.375%, 10/31/24	18,430,978
	Total U.S. Treasury Obligations	$68,384,274
	Commercial Mortgage-Backed Securities — 2.8%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	774,550
26,671,347	BANK, Ser 2019-BN21, Class XA, 0.845%, 10/17/52(B)(C)(D)	1,114,003
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	758,017
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	973,579
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	703,297
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,092,739
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(D)	567,140
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.268%, 2/15/29(B)	873,736
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(B)(D)	1,210,022
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,215,337
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	638,824
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(B)(D)	1,109,788
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(B)(D)	590,519
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	997,283
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 5.768%, 10/15/36(B)	937,419
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.115%, 7/10/35(B)(C)(D)	433,246
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.8% (Continued)
$ 885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	$ 816,513
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 5.588%, 11/15/35(B)	477,338
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,038,195
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	717,075
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(B)(D)	669,861
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	1,939,405
	Total Commercial Mortgage-Backed Securities	$20,647,886
	U.S. Government Mortgage-Backed Obligations — 2.5%
1,380	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,412
129,185	FHLMC, Pool #G08637, 4.000%, 4/1/45	124,032
771,419	FHLMC, Pool #Q02664, 4.500%, 8/1/41	766,373
1,329,135	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,276,114
674,248	FHLMC, Pool #Q29260, 4.000%, 10/1/44	647,353
1,513,468	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,332,283
141	FNMA, Pool #690305, 5.500%, 3/1/33	142
284,125	FNMA, Pool #725423, 5.500%, 5/1/34	293,126
251,409	FNMA, Pool #725610, 5.500%, 7/1/34	259,587
50,334	FNMA, Pool #748895, 6.000%, 12/1/33	50,181
101,194	FNMA, Pool #AD9193, 5.000%, 9/1/40	102,560
282,132	FNMA, Pool #AH8925, 4.500%, 3/1/41	279,972
299,919	FNMA, Pool #AR9195, 3.000%, 3/1/43	273,313
518,448	FNMA, Pool #BC1809, 3.500%, 5/1/46	482,138
1,844,792	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,506,849
2,015,022	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,701,548
1,926,304	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,580,269
598,208	FNMA, Pool #FM5166, 3.000%, 12/1/50	527,914
514,777	FNMA, Pool #FM5279, 3.500%, 11/1/50	472,336
421,620	FNMA, Pool #FM5468, 2.500%, 1/1/36	387,329
589,277	FNMA, Pool #FM5682, 2.500%, 1/1/51	502,037
1,650,939	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,474,456
1,990,762	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,697,060
1,956,726	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,663,988
699,488	FNMA, Pool #MA4166, 3.000%, 10/1/40	634,227
449,025	GNMA, Pool #5175, 4.500%, 9/20/41	448,600
	Total U.S. Government Mortgage-Backed Obligations	$18,485,199
	Asset-Backed Securities — 2.3%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 5.729%, 4/15/34(B)	952,487
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 5.943%, 10/20/34(B)	1,430,989
347,293	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	329,481
340,613	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	304,260
1,247,875	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,084,331
842,188	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	769,070
328,375	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	301,409

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.3% (Continued)
$ 1,021,800	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	$ 929,473
985,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	853,607
375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	336,770
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 5.927%, 10/19/34(B)	1,101,230
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(D)	476,282
837,250	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	669,525
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 5.729%, 10/15/34(B)	1,437,154
992,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	862,606
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 5.993%, 10/20/34(B)(E)	1,418,884
370,419	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	325,232
1,340,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,096,128
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.759%, 4/25/55(B)(D)	1,255,013
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(B)(D)	876,211
	Total Asset-Backed Securities	$16,810,142
Shares
Exchange-Traded Fund — 1.6%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	11,288,620
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.3%
$ 102,811	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.559%, 7/25/43(B)(D)	96,109
355,625	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.523%, 6/25/45(B)(D)	329,638
443,858	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.650%, 10/25/45(B)(D)	401,830
205,015	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.402%, 5/25/43(B)(D)	196,098
324,392	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.907%, 1/25/45(B)(D)	297,712
345,938	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.783%, 12/25/44(B)(D)	318,098
1,070,170	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(B)(D)	1,006,862
1,288,706	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(B)(D)	1,110,789
666,724	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.449%, 1/25/47(B)(D)	553,560
1,113,170	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.584%, 12/25/50(B)(D)	898,251
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(B)(D)	1,237,295
149,018	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(B)(D)	131,187
889,751	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.756%, 8/25/48(B)(D)	803,171
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.3% (Continued)
$ 807,264	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.756%, 8/25/48(B)(D)	$ 728,711
1,270,360	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(B)(D)	1,090,575
	Total Non-Agency Collateralized Mortgage Obligations	$9,199,886
	Agency Collateralized Mortgage Obligations — 0.8%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	371,529
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,225,869
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,215,215
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,610,682
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.455%, 12/25/51(B)(D)	1,178,117
220,317	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	217,486
3,852,069	GNMA, Ser 2012-147, Class IO, 0.552%, 4/16/54(B)(C)(D)	49,532
	Total Agency Collateralized Mortgage Obligations	$5,868,430
	Sovereign Government Obligations — 0.7%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	513,998
609,000	Chile Government International Bond, 3.100%, 5/7/41	436,639
750,000	Chile Government International Bond, 3.100%, 1/22/61	465,740
663,000	Colombia Government International Bond, 3.250%, 4/22/32	482,011
725,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	465,862
680,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	502,180
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	250,240
728,000	Mexico Government International Bond, 3.771%, 5/24/61	459,029
655,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	420,261
642,000	Republic of Poland Government International Bond, 5.750%, 11/16/32	683,156
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	543,093
	Total Sovereign Government Obligations	$5,222,209
Shares
	Preferred Stocks — 0.0%
	Financials — 0.0%
3,404	US Bancorp, Ser L, 3.750%(A)	52,762
	Total Preferred Stocks	$52,762

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 2.4%
17,471,897	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 17,471,897
	Total Investment Securities—99.9% (Cost $666,761,546)	$733,005,161
	Other Assets in Excess of Liabilities — 0.1%	729,882
	Net Assets — 100.0%	$733,735,043
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $55,466,547 or 7.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$469,119,257	$—	$—	$469,119,257
Corporate Bonds	—	90,454,599	—	90,454,599
U.S. Treasury Obligations	—	68,384,274	—	68,384,274
Commercial Mortgage-Backed Securities	—	20,647,886	—	20,647,886
U.S. Government Mortgage-Backed Obligations	—	18,485,199	—	18,485,199
Asset-Backed Securities	—	16,810,142	—	16,810,142
Exchange-Traded Fund	11,288,620	—	—	11,288,620
Non-Agency Collateralized Mortgage Obligations	—	9,199,886	—	9,199,886
Agency Collateralized Mortgage Obligations	—	5,868,430	—	5,868,430
Sovereign Government Obligations	—	5,222,209	—	5,222,209
Preferred Stocks	52,762	—	—	52,762
Short-Term Investment Fund	17,471,897	—	—	17,471,897
Total	$497,932,536	$235,072,625	$—	$733,005,161
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 75.0%
$ 500,000	Alaska Municipal Bond Bank Auth., Revenue, 5.000%, 12/01/33	$ 562,825
500,000	American Municipal Power Inc, Revenue, 5.000%, 02/15/35	558,475
500,000	Atlanta, GA, Water & Wastewater Revenue Ser C, 5.000%, 11/01/23	508,653
500,000	Brevard County Health Fac. Auth., Revenue, 5.000%, 04/01/52	506,453
525,000	Citizens Property Insurance, Inc., Revenue, 5.000%, 06/01/25	541,787
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	423,193
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	530,214
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	431,202
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	541,234
500,000	Colorado River Municipal Water District, Revenue, 5.000%, 01/01/25	521,233
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/26	532,520
700,000	County of Miami-Dade FL Aviation Revenue, Revenue Ser A, 5.000%, 10/01/33	770,771
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	524,984
500,000	County of Miami-Dade FL Water & Sewer System Revenue, 5.000%, 10/01/28	559,213
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	510,870
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,017,650
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	770,196
500,000	Ferris State University, Revenue Ser A, 5.000%, 10/01/23	507,129
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	515,113
510,000	Florida Governmental Utility Auth., Revenue Ser A, 5.000%, 10/01/25	539,138
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	472,818
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	554,096
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	560,870
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	367,184
500,000	Hamilton County, OH, 5.000%, 02/01/30	507,968
500,000	Hamilton County, OH, 5.000%, 08/15/40	516,085
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,041,786
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	477,940
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	536,251
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	519,545
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	713,549
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	506,931
525,000	Jacksonville, FL, Revenue Ser R, 5.000%, 10/01/35	586,624
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	584,040
500,000	Kentucky State Property & Building Commission, Revenue Ser A, 5.000%, 11/01/23	508,324
500,000	Kentucky State Property & Building Commission, Revenue Ser B, 5.000%, 11/01/23	508,324
500,000	Lancaster School District Ser A, 4.125%, 11/01/50	476,255
Principal Amount		Market Value

$ 500,000	Los Angeles, CA, Wastewater System Revenue Ser C, 5.000%, 06/01/25	$ 529,359
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	537,920
500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	504,278
500,000	Maryland Stadium Auth., Revenue, 5.000%, 06/01/28	554,469
555,000	Massachusetts School Building Auth., Revenue Ser A, 5.000%, 08/15/45	597,918
485,000	Michigan Finance Auth., Revenue Ser A, 5.000%, 12/01/34	540,327
500,000	Michigan Finance Authority, Revenue, 5.000%, 06/01/32	524,599
500,000	Michigan State Building Auth., Revenue, 5.000%, 04/15/34	525,169
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	541,980
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	553,789
500,000	Municipal Electric Authority of Georgia, 5.000%, 07/01/52	492,096
500,000	New Jersey Transportation Trust Fund Authority, Revenue, 5.000%, 06/15/45	509,861
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	529,513
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	509,891
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	423,896
500,000	North Kent Sewer Auth., Revenue, 5.000%, 11/01/23	507,873
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	506,303
500,000	Oregon State Fac. Auth., Revenue Ser A, 5.000%, 06/01/52	516,880
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	524,872
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	557,242
695,000	Pennsylvania Turnpike Commission, Revenue, 5.000%, 12/01/44	720,111
500,000	Philadelphia Auth. for Industrial Development, Revenue, 5.250%, 11/01/47	526,470
500,000	Pittsburg Successor Agency Redevelopment Agency, 5.000%, 08/01/23	505,474
500,000	Polaris Career Center COP, 5.000%, 11/01/35	524,902
500,000	Regional Transportation District, Revenue, 5.000%, 01/15/29	525,287
500,000	Regional Transportation District, Revenue, 5.000%, 01/15/31	531,188
555,000	School District of Broward County, COP Ser B, 5.000%, 07/01/36	626,259
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	442,427
585,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/37	592,847
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	548,888
400,000	State of Ohio, 4.000%, 11/15/40	361,634
500,000	Tobacco Settlement Financing Corp, Revenue, 5.000%, 06/01/30	525,211
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	442,314
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	552,189
620,000	Walton County District School Board, COP, 5.000%, 07/01/25	645,227

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 75.0% (Continued)
$ 500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	$ 526,328
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	221,782
	Total Fixed Rate Revenue Bonds	$40,118,216
	General Obligation Bonds – 21.8%
500,000	Albuquerque Municipal School District No 12, UTGO Ser A, 5.000%, 08/01/35	560,380
500,000	Chicago Board of Education, UTGO, 4.000%, 12/01/47	403,773
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	523,559
500,000	Clark County School District, LTGO Ser D, 5.000%, 06/15/24	514,963
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	540,194
500,000	Farmington Independent School District No 192, UTGO Ser C, 5.000%, 02/01/23	500,709
700,000	Fort Zumwalt School District, UTGO, 5.000%, 03/01/32	785,954
485,000	Fowler Public School District, UTGO Ser II, 4.000%, 05/01/50	475,415
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	160,623
500,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/25	522,635
500,000	Indianapolis Board of School Commissioners, LTGO, 5.000%, 07/15/24	515,610
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	540,902
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	677,557
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	525,167
510,000	Novi Community School District, UTGO Ser I, 5.000%, 05/01/42	550,447
650,000	Romulus Community Schools, Revenue Ser A, 4.000%, 05/01/23	651,835
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	504,044
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	461,912
500,000	Sterling Heights, MI, LTGO, 5.000%, 04/01/29	560,204
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,034,536
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	674,720
	Total General Obligation Bonds	$11,685,139
Shares		Market Value
	Short-Term Investment Fund — 3.3%
1,747,096	Dreyfus Government Cash Management Institutional Shares, 4.190%∞Ω	$ 1,747,096
	Total Investment Securities—100.1% (Cost $55,771,603)	$53,550,451
	Liabilities in Excess of Other Assets — (0.1%)	$(41,241)
	Net Assets — 100.0%	$53,509,210
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$51,803,355	$—	$51,803,355
Short-Term Investment Fund	1,747,096	—	—	1,747,096
Total	$1,747,096	$51,803,355	$—	$53,550,451
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.5%
	France — 18.7%
	Communication Services — 3.6%
189,700	JCDecaux SE*	$ 3,601,721
	Consumer Discretionary — 7.9%
117,100	Accor SA*	2,921,362
113,100	Cie Generale des Etablissements Michelin SCA	3,150,661
2,500	LVMH Moet Hennessy Louis Vuitton SE	1,819,233
	Energy — 4.0%
64,600	TotalEnergies SE	4,055,149
	Health Care — 2.2%
23,200	Sanofi	2,237,097
	Information Technology — 1.0%
18,300	Edenred	995,985
	Total France	18,781,208
	United Kingdom — 15.1%
	Communication Services — 1.0%
166,200	Rightmove PLC	1,028,186
	Health Care — 3.4%
1,203,400	ConvaTec Group PLC, 144a	3,370,325
	Industrials — 6.6%
43,500	Bunzl PLC	1,447,252
58,300	Experian PLC	1,974,524
138,000	Howden Joinery Group PLC	931,828
628,000	Rotork PLC	2,333,782
	Information Technology — 2.1%
58,400	Spectris PLC	2,115,637
	Real Estate — 2.0%
1,046,437	Foxtons Group PLC	375,732
165,900	Savills PLC	1,652,346
	Total United Kingdom	15,229,612
	Switzerland — 9.8%
	Consumer Staples — 2.9%
25,000	Nestle SA	2,887,736
	Health Care — 6.9%
22,600	Alcon, Inc.	1,550,789
28,700	Novartis AG	2,597,277
9,000	Roche Holding AG	2,828,138
	Total Switzerland	9,863,940
	Germany — 9.7%
	Health Care — 2.4%
87,900	Fresenius SE & Co. KGaA	2,455,216
	Industrials — 2.1%
32,600	Brenntag SE	2,079,061
	Information Technology — 2.7%
25,900	SAP SE	2,673,935
	Materials — 2.5%
86,400	FUCHS PETROLUB SE	2,563,459
	Total Germany	9,771,671
	Canada — 5.2%
	Materials — 5.2%
35,000	Agnico Eagle Mines Ltd.	1,818,759
199,100	Barrick Gold Corp.	3,412,933
	Total Canada	5,231,692
Shares		Market Value

	Brazil — 4.5%
	Industrials — 2.6%
1,858,400	Boa Vista Servicos SA	$ 2,555,421
	Information Technology — 1.9%
220,600	Pagseguro Digital Ltd. - Class A*	1,928,044
	Total Brazil	4,483,465
	Mexico — 4.2%
	Communication Services — 1.7%
650,687	Megacable Holdings SAB de CV	1,732,027
	Consumer Staples — 2.5%
1,496,400	Kimberly-Clark de Mexico SAB de CV - Class A	2,539,499
	Total Mexico	4,271,526
	Japan — 3.8%
	Consumer Discretionary — 1.8%
113,000	USS Co. Ltd.	1,792,980
	Industrials — 2.0%
13,300	FANUC Corp.	1,990,299
	Total Japan	3,783,279
	United States — 3.1%
	Health Care — 3.1%
40,100	Medtronic PLC	3,116,572
	South Korea — 3.0%
	Information Technology — 3.0%
68,000	Samsung Electronics Co. Ltd.	2,984,741
	Hong Kong — 2.8%
	Consumer Discretionary — 2.8%
428,000	Galaxy Entertainment Group Ltd.	2,813,953
	Greece — 2.2%
	Consumer Discretionary — 2.2%
156,000	OPAP SA	2,207,050
	China — 2.2%
	Communication Services — 2.2%
51,900	Tencent Holdings Ltd.	2,200,579
	Taiwan — 2.1%
	Information Technology — 2.1%
28,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,130,414
	India — 1.9%
	Communication Services — 1.9%
855,900	Indus Towers Ltd.	1,965,150
	Netherlands — 1.9%
	Information Technology — 1.9%
3,500	ASML Holding NV	1,908,382
	Spain — 1.7%
	Industrials — 1.7%
35,900	Befesa SA, 144a	1,731,784
	Norway — 1.4%
	Energy — 1.4%
102,900	TGS ASA	1,391,457
	Tanzania — 1.2%
	Communication Services — 1.2%
930,000	Helios Towers PLC*	1,192,907
	Total Common Stocks	$95,059,382

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 5.0%
5,008,734	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 5,008,734
	Total Investment Securities — 99.5% (Cost $97,481,154)	$100,068,116
	Other Assets in Excess of Liabilities — 0.5%	460,708
	Net Assets — 100.0%	$100,528,824
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $5,102,109 or 5.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$18,781,208	$—	$18,781,208
United Kingdom	375,732	14,853,880	—	15,229,612
Switzerland	—	9,863,940	—	9,863,940
Germany	—	9,771,671	—	9,771,671
Canada	5,231,692	—	—	5,231,692
Brazil	4,483,465	—	—	4,483,465
Mexico	4,271,526	—	—	4,271,526
Japan	—	3,783,279	—	3,783,279
United States	3,116,572	—	—	3,116,572
South Korea	—	2,984,741	—	2,984,741
Hong Kong	—	2,813,953	—	2,813,953
Greece	—	2,207,050	—	2,207,050
China	—	2,200,579	—	2,200,579
Taiwan	2,130,414	—	—	2,130,414
India	—	1,965,150	—	1,965,150
Netherlands	—	1,908,382	—	1,908,382
Spain	—	1,731,784	—	1,731,784
Norway	—	1,391,457	—	1,391,457
Tanzania	1,192,907	—	—	1,192,907
Short-Term Investment Fund	5,008,734	—	—	5,008,734
Total	$25,811,042	$74,257,074	$—	$100,068,116
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Growth Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 100.0%
	United Kingdom — 15.8%
	Consumer Discretionary — 3.0%
108,905	Entain PLC	$ 1,734,319
	Health Care — 7.7%
32,700	AstraZeneca PLC	4,424,944
	Information Technology — 5.1%
24,340	Endava PLC ADR*	1,862,010
58,130	Kainos Group PLC	1,084,363
	Total United Kingdom	9,105,636
	India — 15.1%
	Financials — 11.6%
51,070	HDFC Bank Ltd. ADR	3,493,699
146,010	ICICI Bank Ltd. ADR	3,196,159
	Information Technology — 3.5%
21,900	LTIMindtree Ltd., 144a	1,154,409
21,545	Tata Consultancy Services Ltd.	847,303
	Total India	8,691,570
	Canada — 13.8%
	Consumer Discretionary — 3.5%
34,250	Dollarama, Inc.	2,003,144
	Financials — 5.9%
19,200	Bank of Montreal	1,739,344
5,940	Royal Bank of Canada	558,465
17,480	Toronto-Dominion Bank (The)	1,131,811
	Industrials — 2.4%
71,190	CAE, Inc.*	1,377,006
	Real Estate — 2.0%
22,690	Granite Real Estate Investment Trust REIT	1,157,626
	Total Canada	7,967,396
	Switzerland — 8.0%
	Consumer Staples — 1.6%
38,020	Coca-Cola HBC AG	898,747
	Health Care — 6.4%
21,760	Alcon, Inc.	1,493,149
5,140	Sonova Holding AG	1,220,744
8,700	Straumann Holding AG	997,639
	Total Switzerland	4,610,279
	France — 7.3%
	Information Technology — 7.3%
25,070	Capgemini SE	4,191,107
	United States — 5.2%
	Communication Services — 1.4%
8,760	Alphabet, Inc. - Class A*	772,895
	Information Technology — 3.8%
5,400	Accenture PLC - Class A	1,440,936
3,165	Microsoft Corp.	759,030
	Total United States	2,972,861
	Israel — 4.9%
	Information Technology — 4.9%
14,730	Nice Ltd. ADR*	2,832,579
	Sweden — 3.9%
	Consumer Discretionary — 3.9%
23,210	Evolution AB, 144a	2,260,757
Shares		Market Value

	Germany — 3.8%
	Communication Services — 1.6%
20,070	Stroeer SE & Co. KGaA	$ 933,773
	Information Technology — 2.2%
11,850	SAP SE	1,223,403
	Total Germany	2,157,176
	Singapore — 3.4%
	Financials — 3.4%
76,600	DBS Group Holdings Ltd.	1,938,869
	Argentina — 3.0%
	Information Technology — 3.0%
10,300	Globant SA*	1,732,048
	Spain — 3.0%
	Health Care — 3.0%
149,650	Grifols SA*	1,728,221
	Netherlands — 2.7%
	Information Technology — 2.7%
2,859	ASML Holding NV	1,558,876
	Taiwan — 2.3%
	Information Technology — 2.3%
18,070	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,346,034
	Thailand — 2.2%
	Consumer Staples — 2.2%
2,454,600	Thai Beverage PCL	1,255,039
	Indonesia — 2.1%
	Financials — 2.1%
1,870,400	Bank Mandiri Persero Tbk PT	1,192,744
	Italy — 2.0%
	Information Technology — 2.0%
143,550	Nexi SpA, 144a*	1,133,175
	Japan — 1.5%
	Communication Services — 1.5%
54,100	Kakaku.com, Inc.	868,070
	Total Common Stocks	$57,542,437
	Short-Term Investment Fund — 0.0%
735	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	735
	Total Investment Securities — 100.0% (Cost $58,216,338)	$57,543,172
	Liabilities in Excess of Other Assets — (0.0)%	(953)
	Net Assets — 100.0%	$57,542,219
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.

Touchstone International Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $4,548,341 or 7.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$2,946,373	$6,159,263	$—	$9,105,636
India	6,689,858	2,001,712	—	8,691,570
Canada	7,967,396	—	—	7,967,396
Switzerland	—	4,610,279	—	4,610,279
France	—	4,191,107	—	4,191,107
United States	2,972,861	—	—	2,972,861
Israel	2,832,579	—	—	2,832,579
Sweden	—	2,260,757	—	2,260,757
Germany	—	2,157,176	—	2,157,176
Singapore	—	1,938,869	—	1,938,869
Argentina	1,732,048	—	—	1,732,048
Spain	—	1,728,221	—	1,728,221
Netherlands	—	1,558,876	—	1,558,876
Taiwan	1,346,034	—	—	1,346,034
Thailand	—	1,255,039	—	1,255,039
Indonesia	—	1,192,744	—	1,192,744
Italy	—	1,133,175	—	1,133,175
Japan	—	868,070	—	868,070
Short-Term Investment Fund	735	—	—	735
Total	$26,487,884	$31,055,288	$—	$57,543,172
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 95.6%
	Information Technology — 27.6%
1,194,116	Apple, Inc.	$ 155,151,492
278,071	International Business Machines Corp.	39,177,423
824,262	Microsoft Corp.	197,674,513
701,356	Oracle Corp.	57,328,839
302,023	PayPal Holdings, Inc.*	21,510,078
321,608	Salesforce, Inc.*	42,642,005
571,750	SS&C Technologies Holdings, Inc.	29,765,305
315,055	Texas Instruments, Inc.	52,053,387
292,038	Visa, Inc. - Class A	60,673,815
174,337	Workday, Inc. - Class A*	29,171,810
		685,148,667
	Health Care — 18.0%
348,761	AmerisourceBergen Corp.	57,793,185
526,434	BioMarin Pharmaceutical, Inc.*	54,480,655
625,653	Bristol-Myers Squibb Co.	45,015,733
244,688	HCA Healthcare, Inc.	58,715,333
517,873	Johnson & Johnson	91,482,265
528,691	Medtronic PLC	41,089,865
185,479	UnitedHealth Group, Inc.	98,337,256
		446,914,292
	Financials — 12.0%
1,968,763	Bank of America Corp.	65,205,431
390,709	Berkshire Hathaway, Inc. - Class B*	120,690,010
193,410	Goldman Sachs Group, Inc. (The)	66,413,126
33,943	Markel Corp.*	44,719,563
		297,028,130
	Communication Services — 10.9%
1,252,702	Alphabet, Inc. - Class C*	111,152,249
1,011,459	AT&T, Inc.	18,620,960
1,091,924	Comcast Corp. - Class A	38,184,582
246,424	Fox Corp. - Class A	7,483,897
405,070	Meta Platforms, Inc. - Class A*	48,746,124
96,805	Netflix, Inc.*	28,545,858
220,347	Walt Disney Co. (The)*	19,143,747
		271,877,417
	Industrials — 8.1%
197,301	Boeing Co. (The)*	37,583,867
48,125	Deere & Co.	20,634,075
94,428	FedEx Corp.	16,354,930
176,673	Hubbell, Inc.	41,461,620
569,480	Raytheon Technologies Corp.	57,471,921
820,086	Southwest Airlines Co.*	27,612,296
		201,118,709
	Consumer Discretionary — 6.9%
209,864	Airbnb, Inc. - Class A*	17,943,372
180,099	Alibaba Group Holding Ltd. (China) ADR*	15,864,921
955,520	Amazon.com, Inc.*	80,263,680
Shares		Market Value

	Consumer Discretionary — (Continued)
206,817	Hilton Worldwide Holdings, Inc.	$ 26,133,396
327,273	Starbucks Corp.	32,465,482
		172,670,851
	Consumer Staples — 4.7%
554,764	Monster Beverage Corp.*	56,325,189
594,112	Philip Morris International, Inc.	60,130,075
		116,455,264
	Energy — 4.5%
614,529	Exxon Mobil Corp.	67,782,549
801,837	Schlumberger Ltd.	42,866,206
		110,648,755
	Materials — 1.7%
613,323	DuPont de Nemours, Inc.	42,092,357
	Real Estate — 1.2%
188,994	Jones Lang LaSalle, Inc.*	30,119,974
	Total Common Stocks	$2,374,074,416
	Short-Term Investment Fund — 4.5%
111,592,656	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	111,592,656
	Total Investment Securities—100.1% (Cost $1,733,493,896)	$2,485,667,072
	Liabilities in Excess of Other Assets — (0.1%)	(1,626,118)
	Net Assets — 100.0%	$2,484,040,954
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,374,074,416	$—	$—	$2,374,074,416
Short-Term Investment Fund	111,592,656	—	—	111,592,656
Total	$2,485,667,072	$—	$—	$2,485,667,072
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Financials — 20.4%
60,612	Berkshire Hathaway, Inc. - Class B*	$ 18,723,047
18,318	BlackRock, Inc.	12,980,684
162,517	Charles Schwab Corp. (The)	13,531,165
75,057	Progressive Corp. (The)	9,735,644
		54,970,540
	Information Technology — 18.3%
115,900	Apple, Inc.	15,058,887
129,729	Cisco Systems, Inc.	6,180,289
80,282	Fiserv, Inc.*	8,114,102
59,544	Texas Instruments, Inc.	9,837,860
49,039	Visa, Inc. - Class A	10,188,343
		49,379,481
	Consumer Discretionary — 16.8%
69,421	CarMax, Inc.*	4,227,045
33,049	Home Depot, Inc. (The)	10,438,857
28,317	Lowe's Cos., Inc.	5,641,879
17,622	O'Reilly Automotive, Inc.*	14,873,497
102,002	Starbucks Corp.	10,118,598
		45,299,876
	Consumer Staples — 9.3%
198,745	Altria Group, Inc.	9,084,634
92,182	Church & Dwight Co., Inc.	7,430,791
74,984	Nestle SA (Switzerland) ADR	8,648,654
		25,164,079
	Materials — 9.2%
28,604	Air Products & Chemicals, Inc.	8,817,469
28,741	Martin Marietta Materials, Inc.	9,713,596
19,946	NewMarket Corp.	6,205,400
		24,736,465
	Industrials — 8.5%
39,249	FedEx Corp.	6,797,927
39,232	Norfolk Southern Corp.	9,667,549
23,188	Old Dominion Freight Line, Inc.	6,580,291
		23,045,767
	Communication Services — 6.2%
134,051	Alphabet, Inc. - Class C*	11,894,345
124,955	Verizon Communications, Inc.	4,923,227
		16,817,572
Shares		Market Value

	Health Care — 5.7%
45,756	Johnson & Johnson	$ 8,082,797
140,561	Pfizer, Inc.	7,202,346
		15,285,143
	Real Estate — 3.6%
302,991	STORE Capital Corp. REIT	9,713,891
	Total Common Stocks	$264,412,814
	Short-Term Investment Fund — 2.2%
5,941,849	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	5,941,849
	Total Investment Securities—100.2% (Cost $173,584,845)	$270,354,663
	Liabilities in Excess of Other Assets — (0.2%)	(658,291)
	Net Assets — 100.0%	$269,696,372
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$264,412,814	$—	$—	$264,412,814
Short-Term Investment Fund	5,941,849	—	—	5,941,849
Total	$270,354,663	$—	$—	$270,354,663
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Information Technology — 54.8%
22,525	Accenture PLC - Class A	$ 6,010,571
18,629	Adobe, Inc.*	6,269,217
7,746	ASML Holding NV (Netherlands)	4,232,414
21,813	Autodesk, Inc.*	4,076,195
6,707	Automatic Data Processing, Inc.	1,602,034
21,886	Entegris, Inc.	1,435,503
19,315	EPAM Systems, Inc.*	6,330,298
22,558	Fiserv, Inc.*	2,279,937
22,876	FleetCor Technologies, Inc.*	4,201,864
16,470	Intuit, Inc.	6,410,453
8,972	Mastercard, Inc. - Class A	3,119,834
66,824	Microsoft Corp.	16,025,732
20,028	NVIDIA Corp.	2,926,892
65,649	PayPal Holdings, Inc.*	4,675,522
12,877	SolarEdge Technologies, Inc.*	3,647,668
38,291	Visa, Inc. - Class A	7,955,338
		81,199,472
	Health Care — 12.9%
60,043	AstraZeneca PLC (United Kingdom) ADR	4,070,915
136,284	Boston Scientific Corp.*	6,305,861
35,324	Neurocrine Biosciences, Inc.*	4,219,099
8,652	UnitedHealth Group, Inc.	4,587,117
		19,182,992
	Consumer Discretionary — 9.3%
93,519	Amazon.com, Inc.*	7,855,596
16,817	Burlington Stores, Inc.*	3,409,815
3,051	O'Reilly Automotive, Inc.*	2,575,135
		13,840,546
	Communication Services — 7.8%
131,457	Alphabet, Inc. - Class A*	11,598,451
	Financials — 7.0%
12,576	Aon PLC - Class A	3,774,561
79,519	Charles Schwab Corp. (The)	6,620,752
		10,395,313
Shares		Market Value

	Consumer Staples — 4.2%
45,335	Keurig Dr Pepper, Inc.	$ 1,616,646
45,055	Monster Beverage Corp.*	4,574,434
		6,191,080
	Materials — 2.4%
10,754	Linde PLC (United Kingdom)	3,507,740
	Total Common Stocks	$145,915,594
	Short-Term Investment Fund — 1.7%
2,553,378	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	2,553,378
	Total Investment Securities—100.1% (Cost $118,047,811)	$148,468,972
	Liabilities in Excess of Other Assets — (0.1%)	(116,221)
	Net Assets — 100.0%	$148,352,751
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$145,915,594	$—	$—	$145,915,594
Short-Term Investment Fund	2,553,378	—	—	2,553,378
Total	$148,468,972	$—	$—	$148,468,972
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Health Care — 20.7%
700,660	Allscripts Healthcare Solutions, Inc.*	$ 12,359,642
115,450	Amedisys, Inc.*	9,644,693
108,632	Bio-Techne Corp.	9,003,420
556,480	Certara, Inc.*	8,942,634
17,204	Chemed Corp.	8,781,438
226,741	Encompass Health Corp.	13,561,379
140,988	Ensign Group, Inc. (The)	13,338,875
154,099	Globus Medical, Inc. - Class A*	11,444,933
180,003	Integra LifeSciences Holdings Corp.*	10,092,768
179,925	Merit Medical Systems, Inc.*	12,706,303
492,264	NextGen Healthcare, Inc.*	9,244,718
248,773	NuVasive, Inc.*	10,259,398
204,933	Omnicell, Inc.*	10,332,722
633,106	Premier, Inc. - Class A	22,146,048
297,253	Progyny, Inc.*	9,259,431
		171,118,402
	Industrials — 17.5%
113,021	ASGN, Inc.*	9,208,951
160,789	Clean Harbors, Inc. *	18,349,241
95,555	Crane Holdings Co.	9,598,500
57,013	Curtiss-Wright Corp.	9,520,601
85,970	EMCOR Group, Inc.	12,733,017
108,643	ESCO Technologies, Inc.	9,510,608
190,307	Federal Signal Corp.	8,843,566
83,182	Forward Air Corp.	8,724,960
120,574	ITT, Inc.	9,778,551
108,699	John Bean Technologies Corp.	9,927,479
377,531	KBR, Inc.	19,933,637
66,070	Quanta Services, Inc.	9,414,975
437,813	Zurn Elkay Water Solutions Corp.	9,259,745
		144,803,831
	Consumer Discretionary — 16.0%
234,058	Aritzia, Inc. (Canada)*	8,185,115
107,718	Fox Factory Holding Corp.*	9,827,113
418,954	Frontdoor, Inc.*	8,714,243
117,596	Grand Canyon Education, Inc.*	12,425,193
677,817	Leslie's, Inc.*†	8,276,146
320,689	Malibu Boats, Inc. - Class A*	17,092,724
128,446	Oxford Industries, Inc.	11,968,598
172,480	Skyline Champion Corp.*	8,884,445
547,611	Steven Madden Ltd.	17,501,648
132,066	Texas Roadhouse, Inc.	12,011,403
60,136	TopBuild Corp.*	9,410,683
388,052	Zumiez, Inc.*	8,436,250
		132,733,561
	Information Technology — 15.8%
109,814	Advanced Energy Industries, Inc.	9,419,845
682,340	Box, Inc. - Class A*	21,241,244
1,045,090	CCC Intelligent Solutions Holdings, Inc.*	9,092,283
152,574	CommVault Systems, Inc.*	9,587,750
239,609	Digi International, Inc.*	8,757,709
51,722	ExlService Holdings, Inc.*	8,763,258
180,876	MAXIMUS, Inc.	13,263,637
224,820	Onto Innovation, Inc.*	15,307,994
73,972	SPS Commerce, Inc.*	9,500,224
271,138	Verint Systems, Inc.*	9,836,887
203,952	WNS Holdings Ltd. (India) ADR*	16,314,121
		131,084,952
Shares		Market Value

	Financials — 11.0%
196,380	Banner Corp.	$ 12,411,216
81,202	Evercore, Inc. - Class A	8,857,514
1,370,319	FNB Corp.	17,882,663
537,670	Home BancShares, Inc.	12,253,500
346,720	Pacific Premier Bancorp, Inc.	10,942,483
149,253	Pinnacle Financial Partners, Inc.	10,955,170
384,980	Webster Financial Corp.	18,224,953
		91,527,499
	Real Estate — 8.4%
184,842	Agree Realty Corp. REIT	13,110,843
803,890	Corporate Office Properties Trust REIT	20,852,907
540,058	Healthcare Realty Trust, Inc. REIT	10,406,918
582,790	Kite Realty Group Trust REIT	12,267,729
397,648	STAG Industrial, Inc. REIT	12,848,007
		69,486,404
	Materials — 4.5%
94,263	Ashland, Inc.	10,136,100
73,103	Eagle Materials, Inc.	9,711,734
328,588	Silgan Holdings, Inc.	17,034,002
		36,881,836
	Communication Services — 2.7%
730,157	Cargurus, Inc.*	10,229,500
154,902	Ziff Davis, Inc.*	12,252,748
		22,482,248
	Energy — 1.5%
425,360	ChampionX Corp.	12,331,186
	Total Common Stocks	$812,449,919
	Short-Term Investment Funds — 2.2%
17,355,094	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	17,355,094
1,099,836	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	1,099,836
	Total Short-Term Investment Funds	$18,454,930
	Total Investment Securities—100.3% (Cost $684,128,035)	$830,904,849
	Liabilities in Excess of Other Assets — (0.3%)	(2,292,702)
	Net Assets — 100.0%	$828,612,147
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $1,089,132.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$812,449,919	$—	$—	$812,449,919
Short-Term Investment Funds	18,454,930	—	—	18,454,930
Total	$830,904,849	$—	$—	$830,904,849
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Health Care — 15.8%
119,237	CVS Health Corp.	$ 11,111,696
37,100	Elevance Health, Inc.	19,031,187
95,971	Medtronic PLC	7,458,866
179,293	Merck & Co., Inc.	19,892,558
283,804	Perrigo Co. PLC	9,674,879
29,099	UnitedHealth Group, Inc.	15,427,708
		82,596,894
	Financials — 15.7%
49,780	American Express Co.	7,354,995
189,210	American International Group, Inc.	11,965,640
78,459	M&T Bank Corp.	11,381,263
98,751	Northern Trust Corp.	8,738,476
82,263	The Allstate Corp.	11,154,863
137,953	US Bancorp	6,016,130
339,764	Wells Fargo & Co.	14,028,856
45,536	Willis Towers Watson PLC	11,137,195
		81,777,418
	Energy — 12.5%
279,050	Halliburton Co.	10,980,618
130,198	Hess Corp.	18,464,680
181,026	Phillips 66	18,841,186
47,354	Pioneer Natural Resources	10,815,180
46,249	Valero Energy Corp.	5,867,148
		64,968,812
	Consumer Discretionary — 12.3%
67,629	Advance Auto Parts, Inc.	9,943,492
73,653	Aptiv PLC*	6,859,304
309,160	Aramark	12,780,674
63,039	Dollar General Corp.	15,523,354
274,958	Las Vegas Sands Corp.*	13,217,231
27,025	Lithia Motors, Inc.	5,533,098
		63,857,153
	Industrials — 10.2%
123,736	AECOM	10,508,898
26,657	Deere & Co.	11,429,455
89,243	JB Hunt Transport Services, Inc.	15,560,410
78,480	Stanley Black & Decker, Inc.	5,895,418
724,764	Vertiv Holdings Co.	9,900,276
		53,294,457
	Information Technology — 9.4%
24,565	Broadcom, Inc.	13,735,029
129,822	Cognizant Technology Solutions Corp. - Class A	7,424,520
195,031	Fidelity National Information Services, Inc.	13,232,853
87,691	Oracle Corp.	7,167,862
66,470	QUALCOMM, Inc.	7,307,712
		48,867,976
	Materials — 8.8%
63,699	Air Products & Chemicals, Inc.	19,635,854
Shares		Market Value

	Materials — (Continued)
348,985	Axalta Coating Systems Ltd. *	$ 8,888,648
132,959	DuPont de Nemours, Inc.	9,124,976
79,491	International Flavors & Fragrances, Inc.	8,333,836
		45,983,314
	Communication Services — 5.0%
290,958	Comcast Corp. - Class A	10,174,801
70,569	Electronic Arts, Inc.	8,622,121
53,470	T-Mobile US, Inc.*	7,485,800
		26,282,722
	Consumer Staples — 3.4%
90,627	Coca-Cola Europacific Partners PLC (United Kingdom)	5,013,486
125,420	Philip Morris International, Inc.	12,693,758
		17,707,244
	Real Estate — 2.8%
442,578	VICI Properties, Inc. REIT	14,339,527
	Utilities — 1.8%
126,598	Pinnacle West Capital Corp.	9,626,512
	Total Common Stocks	$509,302,029
	Short-Term Investment Fund — 2.4%
12,625,420	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	12,625,420
	Total Investment Securities—100.1% (Cost $435,427,748)	$521,927,449
	Liabilities in Excess of Other Assets — (0.1%)	(623,895)
	Net Assets — 100.0%	$521,303,554
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$509,302,029	$—	$—	$509,302,029
Short-Term Investment Fund	12,625,420	—	—	12,625,420
Total	$521,927,449	$—	$—	$521,927,449
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2022 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Assets
Investments, at cost	$666,761,546	$55,771,603	$97,481,154	$58,216,338	$1,733,493,896	$173,584,845
Investments, at market value *	$733,005,161	$53,550,451	$100,068,116	$57,543,172	$2,485,667,072	$270,354,663
Cash	—	—	—	—	55	—
Foreign currency †	990	—	2,173	11	—	—
Dividends and interest receivable	2,115,150	639,116	138,779	10,240	1,759,529	320,829
Receivable for capital shares sold	650,812	21,796	54,119	6,670	1,903,567	19,089
Receivable for investments sold	—	—	—	158,599	—	—
Receivable for securities lending income	96	—	2,505	564	—	—
Tax reclaim receivable	6,336	—	504,201	126,382	—	—
Other assets	12,285	3,789	5,953	14,612	23,842	1,087
Total Assets	735,790,830	54,215,152	100,775,846	57,860,250	2,489,354,065	270,695,668

Liabilities
Bank overdrafts	—	—	—	15,012	—	—
Dividends payable	45	9,817	—	—	—	—
Payable for return of collateral for securities on loan	—	—	—	—	—	—
Deferred foreign capital gains tax	—	—	—	3,114	—	—
Payable for capital shares redeemed	1,184,995	110,830	42,571	165,787	2,643,748	721,598
Payable for investments purchased	—	530,035	—	—	—	—
Payable to Investment Adviser	311,000	12,432	55,975	20,528	1,126,881	116,837
Payable to other affiliates	262,598	6,823	24,336	7,355	690,632	34,067
Payable to Trustees	7,090	7,090	7,090	7,090	7,090	7,090
Payable for professional services	26,570	13,103	28,004	32,310	66,155	17,276
Payable for reports to shareholders	3,736	1,518	4,074	8,860	5,363	2,192
Payable for transfer agent services	239,484	7,111	68,201	44,823	687,068	82,718
Other accrued expenses and liabilities	20,269	7,183	16,771	13,152	86,174	17,518
Total Liabilities	2,055,787	705,942	247,022	318,031	5,313,111	999,296
Net Assets	$733,735,043	$53,509,210	$100,528,824	$57,542,219	$2,484,040,954	$269,696,372
Net assets consist of:
Paid-in capital	672,872,198	56,816,039	171,952,153	71,152,194	1,689,410,598	171,935,840
Distributable earnings (deficit)	60,862,845	(3,306,829)	(71,423,329)	(13,609,975)	794,630,356	97,760,532
Net Assets	$733,735,043	$53,509,210	$100,528,824	$57,542,219	$2,484,040,954	$269,696,372
*Includes market value of securities on loan of:	$—	$—	$—	$—	$—	$—
†Cost of foreign currency:	$1,028	$—	$2,208	$12	$—	$—
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$118,047,811	$684,128,035	$435,427,748
$148,468,972	$830,904,849	$521,927,449
100,590	15	3
—	195	—
8,485	436,083	1,128,101
154,605	950,031	179,445
—	—	—
—	754	—
—	—	—
2,430	21,486	3,121
148,735,082	832,313,413	523,238,119

—	—	—
—	—	—
—	1,099,836	—
—	—	—
241,257	1,569,634	857,878
—	—	577,246
56,333	461,696	232,061
18,360	220,868	97,068
7,090	7,090	7,090
15,024	29,188	17,809
1,961	7,729	4,330
26,811	278,729	131,403
15,495	26,496	9,680
382,331	3,701,266	1,934,565
$148,352,751	$828,612,147	$521,303,554

113,061,178	700,568,074	441,569,602
35,291,573	128,044,073	79,733,952
$148,352,751	$828,612,147	$521,303,554
$—	$1,089,132	$—
$—	$195	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$508,866,193	$23,327,730	$75,653,424	$1,152,751	$1,706,985,881	$5,146,632
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	23,587,449	2,194,267	5,568,555	111,479	35,787,723	330,483
Net asset value price per share*	$21.57	$10.63	$13.59	$10.34	$47.70	$15.57
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$22.71	$10.99	$14.31	$10.88	$50.21	$16.39

Pricing of Class C Shares
Net assets applicable to Class C shares	$69,619,327	$1,347,631	$2,087,255	$647,297	$46,364,652	$2,485,543
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,221,711	126,744	167,893	65,511	1,080,596	163,460
Net asset value and offering price per share**	$21.61	$10.63	$12.43	$9.88	$42.91	$15.21

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$155,136,509	$2,916,702	$19,401,510	$44,815,775	$510,482,868	$191,846,933
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,259,415	273,898	1,448,282	4,208,291	10,718,090	12,322,499
Net asset value, offering price and redemption price per share	$21.37	$10.65	$13.40	$10.65	$47.63	$15.57

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$25,917,147	$3,386,635	$10,926,396	$218,329,709	$70,217,264
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	2,434,926	253,337	1,017,310	4,575,500	4,508,239
Net asset value, offering price and redemption price per share	$—	$10.64	$13.37	$10.74	$47.72	$15.58

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$113,014	$—	$—	$—	$1,877,844	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,291	—	—	—	39,332	—
Net asset value, offering price and redemption price per share	$21.36	$—	$—	$—	$47.74	$—
^	The Shares of beneficial interest outstanding and Net asset value and offering price per share were updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022 (See Note 9 in the Notes to Financial Statements).
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund^	Touchstone Value Fund

$3,368,196	$468,614,659	$162,336,241
96,765	97,047,662	16,150,514
$34.81	$4.83	$10.05
5.00%	5.00%	5.00%
$36.64	$5.08	$10.58

$208,725	$16,516,470	$5,576,010
6,432	3,442,382	556,911
$32.45	$4.80	$10.01

$7,216,770	$256,636,901	$105,205,741
202,722	46,230,726	10,409,885
$35.60	$5.55	$10.11

$137,559,060	$23,083,694	$226,749,467
3,828,121	4,155,149	22,522,918
$35.93	$5.56	$10.07

$—	$63,760,423	$21,436,095
—	12,573,572	2,128,041
$—	$5.07	$10.07

Statements of Operations For the Six Months Ended December 31, 2022 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Investment Income
Dividends*	$3,885,945	$45,917	$1,042,246	$355,730	$17,406,938	$2,315,445
Interest	4,198,238	776,576	—	—	1,410	—
Income from securities loaned	1,938	—	4,152	4,143	—	—
Total Investment Income	8,086,121	822,493	1,046,398	359,873	17,408,348	2,315,445
Expenses
Investment advisory fees	1,857,252	112,264	348,170	240,261	6,979,629	827,886
Administration fees	523,750	38,772	68,713	41,486	1,775,105	190,609
Compliance fees and expenses	1,758	1,758	1,758	1,758	1,758	1,758
Custody fees	26,157	2,695	12,885	7,872	15,852	5,318
Professional fees	28,495	14,304	23,677	21,835	59,069	16,327
Transfer Agent fees, Class A	215,267	6,058	57,048	1,573	533,530	2,053
Transfer Agent fees, Class C	27,542	266	2,414	568	24,236	629
Transfer Agent fees, Class Y	78,372	1,509	13,129	32,148	251,194	79,946
Transfer Agent fees, Institutional Class	—	304	69	3,947	35,094	3,065
Transfer Agent fees, Class R6	10	—	—	—	22	—
Registration Fees, Class A	12,890	4,436	9,801	4,466	18,394	5,614
Registration Fees, Class C	6,795	1,379	4,858	3,341	7,321	2,876
Registration Fees, Class Y	10,825	2,874	7,010	6,244	16,767	10,645
Registration Fees, Institutional Class	—	1,967	2,725	4,768	7,798	6,074
Registration Fees, Class R6	1,885	—	—	—	2,142	—
Reports to Shareholders, Class A	10,609	1,224	3,811	1,022	18,588	983
Reports to Shareholders, Class C	2,435	895	1,733	920	2,285	924
Reports to Shareholders, Class Y	6,189	953	1,732	3,658	11,320	6,304
Reports to Shareholders, Institutional Class	—	907	893	980	3,576	962
Reports to Shareholders, Class R6	875	—	—	—	902	—
Distribution expenses, Class A	657,709	30,830	92,984	1,536	2,220,654	6,094
Distribution and shareholder servicing expenses, Class C	366,692	5,067	10,987	3,538	247,082	13,498
Trustee fees	13,190	13,190	13,190	13,190	13,190	13,190
Other expenses	95,461	13,306	47,681	33,533	393,240	66,281
Total Expenses	3,944,158	254,958	725,268	428,644	12,638,748	1,261,036
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(9,023)	(74,381)	(85,878)	(131,811)	(466,532)	(169,197)
Net Expenses	3,935,135	180,577	639,390	296,833	12,172,216	1,091,839
Net Investment Income (Loss)	4,150,986	641,916	407,008	63,040	5,236,132	1,223,606
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(2,818,060)	(1,049,538)	(4,856,852)	(6,230,907)	38,895,143	92,580
Net realized losses on futures contracts	(388,596)	—	—	—	—	—
Net realized gains on swap agreements	131,481	—	—	—	—	—
Net realized losses on foreign currency transactions	—	—	(84,939)	(12,266)	—	—
Net change in unrealized appreciation (depreciation) on investments†	6,568,430	462,629	8,166,832	5,411,641	23,169,453	13,615,947
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(40)	—	(11,641)	4,304	—	—
Net Realized and Unrealized Gains (Losses) on Investments	3,493,215	(586,909)	3,213,400	(827,228)	62,064,596	13,708,527
Change in Net Assets Resulting from Operations	$7,644,201	$55,007	$3,620,408	$(764,188)	$67,300,728	$14,932,133
*Net of foreign tax withholding of:	$—	$—	$92,869	$4,758	$—	$—
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$3,114	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	For the six months ended December 31, 2022, Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund and Small Company Fund had redemptions-in-kind of securities in the amount of $84,552,621, $14,136,317, $9,895,085 and $14,948,558 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $45,407,516, $5,882,633, $3,682,176 and $5,646,995, respectively, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$500,228	$4,847,352	$6,481,698
—	—	—
18	9,706	4
500,246	4,857,058	6,481,702

488,693	2,796,818	1,552,183
112,496	569,116	364,603
1,758	1,758	1,758
4,144	13,010	7,338
14,373	26,328	21,902
1,757	186,156	76,215
139	10,325	2,422
7,727	135,134	43,871
27,804	5,983	48,264
—	102	13
5,345	11,857	6,389
3,685	6,038	3,287
5,411	10,777	7,185
8,699	5,465	13,845
—	5,446	4,634
955	10,629	5,429
880	1,872	1,017
1,173	10,029	2,848
1,584	1,336	6,260
—	1,342	875
4,353	598,016	202,102
1,124	88,915	27,575
13,190	13,190	13,190
36,849	117,866	45,856
742,139	4,627,508	2,459,061
(142,369)	(155,435)	(237,383)
599,770	4,472,073	2,221,678
(99,524)	384,985	4,260,024

5,216,475	(4,037,078)	(736,675)
—	—	—
—	—	—
—	(17,405)	—
(5,259,953)	70,408,821	36,926,587
—	—	—
(43,478)	66,354,338	36,189,912
$(143,002)	$66,739,323	$40,449,936
$2,907	$—	$—
$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Equity Fund
	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
From Operations
Net investment income (loss)	$4,150,986	$4,695,432	$641,916	$1,004,748	$407,008	$1,452,044
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(3,075,175)	34,295,324	(1,049,538)	(24,917)	(4,941,791)	7,805,000
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	6,568,390	(163,247,150)	462,629	(6,539,645)	8,155,191	(34,315,313)
Change in Net Assets from Operations	7,644,201	(124,256,394)	55,007	(5,559,814)	3,620,408	(25,058,269)

Distributions to Shareholders:
Distributed earnings, Class A	(3,114,303)	(18,683,622)	(263,076)	(422,124)	(1,163,208)	(12,810,410)
Distributed earnings, Class C	(149,206)	(2,017,932)	(6,991)	(8,006)	(28,135)	(443,920)
Distributed earnings, Class Y	(1,130,676)	(7,153,486)	(34,124)	(56,450)	(337,719)	(3,217,018)
Distributed earnings, Institutional Class	—	—	(337,714)	(551,274)	(60,528)	(555,566)
Distributed earnings, Class R6	(907)	(430)	—	—	—	—
Total Distributions	(4,395,092)	(27,855,470)	(641,905)	(1,037,854)	(1,589,590)	(17,026,914)
Change in Net Assets from Share Transactions(A)	(20,623,160)	317,880,186	(4,381,669)	15,095,708	(4,273,777)	22,502,489

Total Increase (Decrease) in Net Assets	(17,374,051)	165,768,322	(4,968,567)	8,498,040	(2,242,959)	(19,582,694)

Net Assets
Beginning of period	751,109,094	585,340,772	58,477,777	49,979,737	102,771,783	122,354,477
End of period	$733,735,043	$751,109,094	$53,509,210	$58,477,777	$100,528,824	$102,771,783
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 34-37.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone International Growth Fund		Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund
For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022

$63,040	$(14,650)	$5,236,132	$5,805,824	$1,223,606	$2,725,934	$(99,524)	$(661,608)
(6,243,173)	(2,646,945)	38,895,143	254,979,759	92,580	22,912,067	5,216,475	52,866,635
5,415,945	(26,815,195)	23,169,453	(674,276,909)	13,615,947	(58,860,797)	(5,259,953)	(106,678,470)
(764,188)	(29,476,790)	67,300,728	(413,491,326)	14,932,133	(33,222,796)	(143,002)	(54,473,443)

(1,746)	—	(26,722,797)	(144,110,933)	(186,418)	(138,543)	(115,696)	(686,500)
—	—	(723,298)	(4,540,418)	(83,858)	(84,629)	(7,968)	(91,216)
(125,266)	—	(8,798,604)	(46,283,019)	(7,705,511)	(7,855,117)	(256,507)	(4,818,063)
(35,539)	(362)	(3,775,076)	(15,167,079)	(2,900,891)	(2,885,087)	(4,584,366)	(42,296,250)
—	—	(32,814)	(165)	—	—	—	—
(162,551)	(362)	(40,052,589)	(210,101,614)	(10,876,678)	(10,963,376)	(4,964,537)	(47,892,029)
(2,559,173)	(10,868,501)	(41,382,146)	756,668,107	(12,456,655)	(46,985,624)	(9,392,614)	2,486,868

(3,485,912)	(40,345,653)	(14,134,007)	133,075,167	(8,401,200)	(91,171,796)	(14,500,153)	(99,878,604)

61,028,131	101,373,784	2,498,174,961	2,365,099,794	278,097,572	369,269,368	162,852,904	262,731,508
$57,542,219	$61,028,131	$2,484,040,954	$2,498,174,961	$269,696,372	$278,097,572	$148,352,751	$162,852,904

Statements of Changes in Net Assets (Continued)
	Touchstone Small Company Fund		Touchstone Value Fund
	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
From Operations
Net investment income (loss)	$384,985	$(2,103,171)	$4,260,024	$7,223,081
Net realized gains (losses) on investments and foreign currency transactions	(4,054,483)	72,652,306	(736,675)	53,432,153
Net change in unrealized appreciation (depreciation) on investments	70,408,821	(239,902,157)	36,926,587	(84,024,306)
Change in Net Assets from Operations	66,739,323	(169,353,022)	40,449,936	(23,369,072)

Distributions to Shareholders:
Distributed earnings, Class A	(11,830,362)	(100,933,144)	(10,212,282)	(14,640,827)
Distributed earnings, Class C	(432,280)	(8,485,889)	(329,415)	(442,410)
Distributed earnings, Class Y	(5,543,535)	(42,208,035)	(6,749,640)	(8,719,641)
Distributed earnings, Institutional Class	(507,462)	(2,833,076)	(14,917,596)	(25,683,573)
Distributed earnings, Class R6	(1,463,929)	(10,437,867)	(1,439,300)	(1,961)
Total Distributions	(19,777,568)	(164,898,011)	(33,648,233)	(49,488,412)
Change in Net Assets from Share Transactions(A)	16,244,961	100,055,548	12,542,014	150,160,610

Total Increase (Decrease) in Net Assets	63,206,716	(234,195,485)	19,343,717	77,303,126

Net Assets
Beginning of period	765,405,431	999,600,916	501,959,837	424,656,711
End of period	$828,612,147	$765,405,431	$521,303,554	$501,959,837
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 37-38.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022(A)		For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(B)
Proceeds from Shares issued	641,373	$13,984,347	2,071,514	$51,804,611	39,383	$415,123	82,130	$942,504
Proceeds from Shares issued in connection with reorganization	—	—	12,703,235	326,253,191	—	—	—	—
Reinvestment of distributions	139,488	2,947,196	695,294	17,702,007	20,420	215,832	29,811	342,750
Cost of Shares redeemed	(1,495,188)	(32,516,592)	(3,788,521)	(94,469,765)	(206,054)	(2,162,875)	(367,762)	(4,187,142)
Change from Class A Share Transactions	(714,327)	(15,585,049)	11,681,522	301,290,044	(146,251)	(1,531,920)	(255,821)	(2,901,888)
Class C
Proceeds from Shares issued	181,772	3,989,461	894,829	22,824,368	76,737	822,406	33,277	366,528
Proceeds from Shares issued in connection with reorganization	—	—	721,908	18,587,124	—	—	—	—
Reinvestment of distributions	6,951	147,724	77,652	2,003,428	656	6,934	689	7,946
Cost of Shares redeemed	(403,182)	(8,712,875)	(816,261)	(20,385,578)	(38,527)	(404,497)	(45,123)	(494,884)
Change from Class C Share Transactions	(214,459)	(4,575,690)	878,128	23,029,342	38,866	424,843	(11,157)	(120,410)
Class Y(C)
Proceeds from Shares issued	1,187,241	25,836,620	4,190,499	102,045,837	222,051	2,331,793	79,167	908,797
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Reinvestment of distributions	53,920	1,128,266	283,307	7,147,940	2,521	26,603	3,831	44,150
Cost of Shares redeemed	(1,273,922)	(27,428,213)	(5,008,449)	(115,748,212)	(205,792)	(2,135,162)	(117,610)	(1,328,373)
Change from Class Y Share Transactions	(32,761)	(463,327)	(534,643)	(6,554,435)	18,780	223,234	(34,612)	(375,426)
Institutional Class
Proceeds from Shares issued	—	—	—	—	10,429	112,000	1,731,152	20,620,289
Reinvestment of distributions	—	—	—	—	31,901	337,714	47,679	547,245
Cost of Shares redeemed	—	—	—	—	(373,346)	(3,947,540)	(229,859)	(2,674,102)
Change from Institutional Class Share Transactions	—	—	—	—	(331,016)	(3,497,826)	1,548,972	18,493,432
Class R6
Proceeds from Shares issued	—	—	5,228	114,805	—	—	—	—
Reinvestment of distributions	43	906	20	430	—	—	—	—
Change from Class R6 Share Transactions	43	906	5,248	115,235	—	—	—	—
Change from Share Transactions	(961,504)	$(20,623,160)	12,030,255	$317,880,186	(419,621)	$(4,381,669)	1,247,382	$15,095,708
(A)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(B)	Effective July 16, 2021, Class B shares of the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund were reorganized into Class A shares of the Touchstone Balanced Fund.
(C)	Effective July 16, 2021, Class W shares of the AIG International Dividend Strategy Fund were reorganized into Class Y shares of the Touchstone International Equity Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Equity Fund				Touchstone International Growth Fund
For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022		For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

79,850	$1,056,343	469,378	$8,288,140	10,800	$113,513	25,427	$341,175
—	—	2,291,115	43,002,245	—	—	—	—
81,514	1,103,694	811,352	12,465,621	157	1,587	—	—
(358,875)	(4,716,041)	(2,467,086)	(43,314,837)	(11,117)	(117,015)	(58,165)	(773,559)
(197,511)	(2,556,004)	1,104,759	20,441,169	(160)	(1,915)	(32,738)	(432,384)

6,544	80,066	29,057	424,401	4,775	47,301	9,141	112,674
—	—	122,778	2,140,804	—	—	—	—
2,171	26,900	30,546	429,513	—	(5)	—	—
(37,701)	(463,081)	(106,024)	(1,641,566)	(17,479)	(174,705)	(19,774)	(254,521)
(28,986)	(356,115)	76,357	1,353,152	(12,704)	(127,409)	(10,633)	(141,847)

52,560	684,946	348,174	5,357,930	21,085	224,055	117,736	1,738,578
—	—	53,869	998,993	—	—	—	—
25,019	333,999	209,605	3,180,484	11,590	121,293	—	—
(187,130)	(2,423,795)	(549,548)	(9,100,100)	(248,168)	(2,640,735)	(418,756)	(5,776,915)
(109,551)	(1,404,850)	62,100	437,307	(215,493)	(2,295,387)	(301,020)	(4,038,337)

14	185	716	12,694	10,441	115,148	89,919	1,315,535
4,544	60,529	36,664	555,566	3,332	35,182	25	360
(1,328)	(17,522)	(18,960)	(297,399)	(25,514)	(284,792)	(529,482)	(7,571,828)
3,230	43,192	18,420	270,861	(11,741)	(134,462)	(439,538)	(6,255,933)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(332,818)	$(4,273,777)	1,261,636	$22,502,489	(240,098)	$(2,559,173)	(783,929)	$(10,868,501)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Focused Fund				Touchstone Large Cap Fund
	For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022(A)		For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	380,983	$18,558,149	1,340,013	$77,295,565	41,813	$663,094	78,046	$1,363,874
Proceeds from Shares issued in connection with reorganization	—	—	11,569,461	681,748,263	—	—	—	—
Reinvestment of distributions	512,575	24,803,280	2,295,540	133,285,514	10,508	165,562	6,281	118,085
Cost of Shares redeemed	(1,906,808)	(93,186,343)	(4,668,669)	(265,221,706)	(14,920)	(239,611)	(30,720)	(525,957)
Change from Class A Share Transactions	(1,013,250)	(49,824,914)	10,536,345	627,107,636	37,401	589,045	53,607	956,002
Class C
Proceeds from Shares issued	77,229	3,382,322	224,240	11,852,311	19,321	295,850	10,943	175,780
Proceeds from Shares issued in connection with reorganization	—	—	446,479	24,084,368	—	—	—	—
Reinvestment of distributions	16,420	716,415	85,678	4,508,375	5,393	82,939	4,613	84,323
Cost of Shares redeemed	(165,383)	(7,237,157)	(379,100)	(19,674,805)	(59,988)	(951,654)	(63,742)	(1,113,651)
Change from Class C Share Transactions	(71,734)	(3,138,420)	377,297	20,770,249	(35,274)	(572,865)	(48,186)	(853,548)
Class Y(B)
Proceeds from Shares issued	1,733,841	84,803,807	4,114,587	236,829,946	112,128	1,806,411	1,150,810	20,630,434
Proceeds from Shares issued in connection with reorganization	—	—	681,058	40,068,287	—	—	—	—
Reinvestment of distributions	171,659	8,278,156	747,215	43,376,695	475,857	7,505,606	406,710	7,668,528
Cost of Shares redeemed	(1,662,243)	(81,487,749)	(4,885,257)	(274,179,208)	(1,428,392)	(23,463,024)	(3,509,211)	(63,649,856)
Change from Class Y Share Transactions	243,257	11,594,214	657,603	46,095,720	(840,407)	(14,151,007)	(1,951,691)	(35,350,894)
Institutional Class
Proceeds from Shares issued	2,329,621	114,094,791	4,978,600	278,659,299	1,114,175	18,174,159	2,165,174	39,064,241
Reinvestment of distributions	55,100	2,661,762	258,156	15,015,301	153,335	2,420,443	134,812	2,547,446
Cost of Shares redeemed	(2,414,995)	(117,855,576)	(4,162,961)	(231,872,423)	(1,143,015)	(18,916,430)	(2,961,832)	(53,348,871)
Change from Institutional Class Share Transactions	(30,274)	(1,099,023)	1,073,795	61,802,177	124,495	1,678,172	(661,846)	(11,737,184)
Class R6
Proceeds from Shares issued	23,899	1,157,366	18,091	948,609	—	—	—	—
Reinvestment of distributions	622	30,030	3	165	—	—	—	—
Cost of Shares redeemed	(2,197)	(101,399)	(1,086)	(56,449)	—	—	—	—
Change from Class R6 Share Transactions	22,324	1,085,997	17,008	892,325	—	—	—	—
Change from Share Transactions	(849,677)	$(41,382,146)	12,662,048	$756,668,107	(713,785)	$(12,456,655)	(2,608,116)	$(46,985,624)
^	The December 31, 2022 and June 30, 2022 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022 (See Note 9 in the Notes to Financial Statements).
(A)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(B)	Effective July 16, 2021, Class W shares of the AIG Focused Alpha Large-Cap Fund were reorganized into Class Y shares of the Touchstone Large Cap Focused Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Large Company Growth Fund				Touchstone Small Company Fund^
For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022		For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

6,465	$246,663	23,624	$1,073,254	1,549,273	$7,533,122	3,089,369	$18,264,217
—	—	—	—	—	—	—	—
3,229	115,696	14,010	686,500	2,345,714	11,470,539	16,920,322	96,615,036
(3,907)	(150,888)	(9,825)	(486,656)	(5,856,801)	(28,583,290)	(12,245,547)	(70,525,090)
5,787	211,471	27,809	1,273,098	(1,961,814)	(9,579,629)	7,764,144	44,354,163

699	26,752	1,391	59,787	208,945	628,633	306,024	1,898,466
—	—	—	—	—	—	—	—
238	7,965	1,916	88,481	87,922	427,301	1,470,185	8,416,613
(577)	(19,022)	(5,874)	(246,977)	(6,945,897)	(2,896,522)	(1,013,412)	(6,546,227)
360	15,695	(2,567)	(98,709)	(6,649,030)	(1,840,588)	2,012,403	3,768,852

2,790	103,812	27,974	1,444,993	7,538,570	42,279,262	9,325,160	60,109,420
—	—	—	—	—	—	—	—
7,001	256,507	96,442	4,817,277	982,602	5,522,224	6,441,959	42,001,576
(184,112)	(6,925,822)	(245,654)	(11,562,989)	(4,903,687)	(27,205,312)	(11,049,942)	(71,888,664)
(174,321)	(6,565,503)	(121,238)	(5,300,719)	3,617,485	20,596,174	4,717,177	30,222,332

596,292	22,672,460	1,440,464	70,878,080	362,725	2,015,053	1,642,193	10,324,078
115,186	4,259,572	791,411	39,847,570	86,528	487,153	405,783	2,645,704
(790,438)	(29,986,309)	(2,253,830)	(104,112,452)	(380,232)	(2,123,285)	(483,053)	(3,305,409)
(78,960)	(3,054,277)	(21,955)	6,613,198	69,021	378,921	1,564,923	9,664,373

—	—	—	—	6,359,269	32,058,209	14,482,860	87,457,173
—	—	—	—	284,288	1,461,242	1,747,162	10,413,085
—	—	—	—	(5,289,173)	(26,829,368)	(14,245,220)	(85,824,430)
—	—	—	—	1,354,384	6,690,083	1,984,802	12,045,828
(247,134)	$(9,392,614)	(117,951)	$2,486,868	(3,569,954)	$16,244,961	18,043,449	$100,055,548

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Value Fund
	For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022(A)
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	423,239	$4,325,359	711,431	$7,911,031
Proceeds from Shares issued in connection with reorganization	—	—	16,002,448	178,897,865
Reinvestment of distributions	973,039	9,740,841	1,283,854	13,979,764
Cost of Shares redeemed	(1,072,664)	(10,997,898)	(5,066,703)	(55,887,177)
Change from Class A Share Transactions	323,614	3,068,302	12,931,030	144,901,483
Class C
Proceeds from Shares issued	152,629	1,547,418	155,614	1,684,614
Proceeds from Shares issued in connection with reorganization	—	—	454,230	5,060,481
Reinvestment of distributions	32,663	325,575	40,098	434,249
Cost of Shares redeemed	(207,371)	(2,022,032)	(241,736)	(2,688,461)
Change from Class C Share Transactions	(22,079)	(149,039)	408,206	4,490,883
Class Y(B)
Proceeds from Shares issued	2,186,442	23,214,983	1,271,629	14,268,625
Proceeds from Shares issued in connection with reorganization	—	—	493,844	5,545,569
Reinvestment of distributions	659,008	6,632,533	779,077	8,531,614
Cost of Shares redeemed	(1,125,790)	(11,589,245)	(2,625,149)	(29,423,662)
Change from Class Y Share Transactions	1,719,660	18,258,271	(80,599)	(1,077,854)
Institutional Class
Proceeds from Shares issued	1,665,200	17,136,559	5,463,546	60,984,321
Reinvestment of distributions	1,301,656	13,045,143	1,915,258	20,913,854
Cost of Shares redeemed	(5,843,432)	(61,597,999)	(7,279,817)	(80,473,980)
Change from Institutional Class Share Transactions	(2,876,576)	(31,416,297)	98,987	1,424,195
Class R6
Proceeds from Shares issued	2,157,679	23,500,286	39,612	419,942
Reinvestment of distributions	143,433	1,439,300	192	1,961
Cost of Shares redeemed	(212,875)	(2,158,809)	—	—
Change from Class R6 Share Transactions	2,088,237	22,780,777	39,804	421,903
Change from Share Transactions	1,232,856	$12,542,014	13,397,428	$150,160,610
(A)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(B)	Effective July 16, 2021, Class W shares of the AIG Strategic Value Fund were reorganized into Class Y shares of the Touchstone Value Fund.
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
11/30/17	$19.68	$0.21	$2.89	$3.10	$(0.25)	$ (0.13)	$(0.38)	$22.40	15.95%	$258,279	1.03%	1.04%	0.99%	46%
06/30/18(2)(3)	22.40	0.16	0.22	0.38	(0.18)	(1.06)	(1.24)	21.54	1.72(4)	239,056	1.01(5)	1.07(5)	1.24(5)	119(4)
06/30/19	21.54	0.32	1.73	2.05	(0.34)	(1.07)	(1.41)	22.18	10.13	244,037	1.01	1.09	1.49	81
06/30/20	22.18	0.27	1.85	2.12	(0.28)	(2.41)	(2.69)	21.61	10.09	250,298	1.01	1.07	1.25	135
06/30/21	21.61	0.16(6)	5.47	5.63	(0.15)	(1.57)	(1.72)	25.52	26.92	322,009	1.01	1.03	0.66	60
06/30/22	25.52	0.14(6)	(3.42)	(3.28)	(0.15)	(0.61)	(0.76)	21.48	(13.32)	521,933	0.99	0.99	0.54	92(7)(8)
12/31/22(9)	21.48	0.12	0.10	0.22	(0.13)	—	(0.13)	21.57	1.05(4)	508,866	1.01(5)	1.01(5)	1.12(5)	31(4)
Class C
11/30/17	$19.73	$0.04	$2.91	$2.95	$(0.09)	$ (0.13)	$(0.22)	$22.46	15.09%	$42,800	1.79%	1.81%	0.23%	46%
06/30/18(2)(3)	22.46	0.06	0.22	0.28	(0.05)	(1.06)	(1.11)	21.63	1.25(4)	39,769	1.78(5)	1.86(5)	0.47(5)	119(4)
06/30/19	21.63	0.15	1.75	1.90	(0.17)	(1.07)	(1.24)	22.29	9.33	34,380	1.78	1.89	0.72	81
06/30/20	22.29	0.11	1.86	1.97	(0.13)	(2.41)	(2.54)	21.72	9.23	44,174	1.78	1.88	0.48	135
06/30/21	21.72	(0.03)(6)	5.49	5.46	(0.02)	(1.57)	(1.59)	25.59	25.93	65,455	1.78	1.81	(0.11)	60
06/30/22	25.59	(0.05)(6)	(3.42)	(3.47)	—	(0.61)	(0.61)	21.51	(13.96)	73,906	1.75	1.75	(0.22)	92(7)(8)
12/31/22(9)	21.51	0.04	0.11	0.15	(0.05)	—	(0.05)	21.61	0.68(4)	69,619	1.77(5)	1.77(5)	0.36(5)	31(4)
Class Y
11/30/17(10)	$19.57	$0.28	$2.84	$3.12	$(0.30)	$ (0.13)	$(0.43)	$22.26	16.20%	$31,215	0.78%	0.80%	1.25%	46%
06/30/18(2)(3)	22.26	0.19	0.22	0.41	(0.22)	(1.06)	(1.28)	21.39	1.86(4)	30,612	0.81(5)	0.90(5)	1.44(5)	119(4)
06/30/19	21.39	0.35	1.72	2.07	(0.38)	(1.07)	(1.45)	22.01	10.33	60,638	0.81	0.88	1.69	81
06/30/20	22.01	0.32	1.84	2.16	(0.33)	(2.41)	(2.74)	21.43	10.35	94,921	0.81	0.87	1.45	135
06/30/21	21.43	0.20(6)	5.41	5.61	(0.19)	(1.57)	(1.76)	25.28	27.12	197,877	0.81	0.81	0.86	60
06/30/22	25.28	0.18(6)	(3.38)	(3.20)	(0.19)	(0.61)	(0.80)	21.28	(13.13)	155,159	0.79(11)	0.75	0.74	92(7)(8)
12/31/22(9)	21.28	0.15	0.10	0.25	(0.16)	—	(0.16)	21.37	1.17(4)	155,137	0.79(5)	0.79(5)	1.34(5)	31(4)
Class R6
06/30/22(12)	$26.15	$0.13(6)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(4)	$112	0.64%(5)	33.98%(5)	0.89%(5)	92%(7)(8)
12/31/22(9)	21.27	0.16	0.10	0.26	(0.17)	—	(0.17)	21.36	1.25(4)	113	0.64(5)	5.51(5)	1.49(5)	31(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Represents the seven months ended June 30, 2018.
(3)	The Fund changed its fiscal year end from November 30 to June 30.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment income per share was based on average shares outstanding for the period.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(9)	Unaudited.
(10)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(11)	Net expenses include amounts recouped by the Adviser.
(12)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18	$11.55	$0.33	$(0.22)	$0.11	$(0.33)	$ —	$(0.33)	$11.33	0.99%	$35,728	0.85%	1.13%	2.91%	47%
06/30/19	11.33	0.32	0.30	0.62	(0.32)	—	(0.32)	11.63	5.60	33,515	0.85	1.15	2.85	53
06/30/20	11.63	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	11.83	4.38	32,060	0.85	1.18	2.53	33
06/30/21	11.83	0.28	0.06	0.34	(0.28)	—	(0.28)	11.89	2.90	30,870	0.85	1.15	2.35	21
06/30/22	11.89	0.16	(1.16)	(1.00)	(0.16)	(0.01)	(0.17)	10.72	(8.43)	25,101	0.82	1.08	1.40	157
12/31/22(2)	10.72	0.11	(0.09)	0.02	(0.11)	—	(0.11)	10.63	0.14(3)	23,328	0.80(4)	1.04(4)	2.13(4)	31(3)
Class C
06/30/18	$11.57	$0.25	$(0.24)	$0.01	$(0.25)	$ —	$(0.25)	$11.33	0.06%	$5,363	1.60%	2.01%	2.16%	47%
06/30/19	11.33	0.23	0.33	0.56	(0.24)	—	(0.24)	11.65	4.97	2,756	1.60	2.08	2.10	53
06/30/20	11.65	0.21	0.21	0.42	(0.21)	(0.01)	(0.22)	11.85	3.61	2,050	1.60	2.32	1.78	33
06/30/21	11.85	0.18	0.07	0.25	(0.19)	—	(0.19)	11.91	2.13	1,180	1.60	2.27	1.60	21
06/30/22	11.91	0.08	(1.17)	(1.09)	(0.08)	(0.01)	(0.09)	10.73	(9.27)	943	1.57	2.47	0.65	157
12/31/22(2)	10.73	0.08	(0.11)	(0.03)	(0.07)	—	(0.07)	10.63	(0.23)(3)	1,348	1.55(4)	2.20(4)	1.38(4)	31(3)
Class Y
06/30/18	$11.56	$0.29	$(0.16)	$0.13	$(0.36)	$ —	$(0.36)	$11.33	1.15%	$4,596	0.60%	1.16%	3.16%	47%
06/30/19	11.33	0.35	0.31	0.66	(0.35)	—	(0.35)	11.64	5.96	3,031	0.60	1.05	3.10	53
06/30/20	11.64	0.33	0.22	0.55	(0.33)	(0.01)	(0.34)	11.85	4.73	2,616	0.60	1.31	2.78	33
06/30/21	11.85	0.31	0.05	0.36	(0.31)	—	(0.31)	11.90	3.07	3,449	0.60	1.25	2.60	21
06/30/22	11.90	0.19	(1.15)	(0.96)	(0.19)	(0.01)	(0.20)	10.74	(8.19)	2,740	0.57	1.11	1.65	157
12/31/22(2)	10.74	0.13	(0.09)	0.04	(0.13)	—	(0.13)	10.65	0.37(3)	2,917	0.55(4)	1.07(4)	2.38(4)	31(3)
Institutional Class
06/30/18	$11.56	$0.30	$(0.16)	$0.14	$(0.37)	$ —	$(0.37)	$11.33	1.18%	$560	0.55%	2.54%	3.21%	47%
06/30/19	11.33	0.36	0.31	0.67	(0.36)	—	(0.36)	11.64	6.05	7,913	0.55	0.96	3.15	53
06/30/20	11.64	0.33	0.21	0.54	(0.33)	(0.01)	(0.34)	11.84	4.69	12,785	0.55	0.91	2.83	33
06/30/21	11.84	0.32	0.06	0.38	(0.32)	—	(0.32)	11.90	3.20	14,481	0.55	0.85	2.65	21
06/30/22	11.90	0.20	(1.15)	(0.95)	(0.20)	(0.01)	(0.21)	10.74	(8.13)	29,694	0.50	0.75	1.72	157
12/31/22(2)	10.74	0.13	(0.10)	0.03	(0.13)	—	(0.13)	10.64	0.31(3)	25,917	0.48(4)	0.72(4)	2.45(4)	31(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
11/30/17	$15.52	$0.17	$4.05	$4.22	$(0.10)	$ —	$(0.10)	$19.64	27.39%	$129,139	1.37%	1.39%	0.92%	37%
06/30/18(2)(3)	19.64	0.36(4)	(0.94)	(0.58)	(0.21)	(0.70)	(0.91)	18.15	(3.23)(5)	118,391	1.23(6)	1.30(6)	3.22(4)(6)	26(5)
06/30/19	18.15	0.20(7)	(0.57)	(0.37)	(0.26)	(1.87)	(2.13)	15.65	(0.78)	106,870	1.30	1.37	1.26	43
06/30/20	15.65	0.08(7)	(0.98)	(0.90)	(0.19)	(0.63)	(0.82)	13.93	(6.28)	77,744	1.29	1.40	0.57	45
06/30/21	13.93	0.09(7)	4.94	5.03	(0.08)	—	(0.08)	18.88	36.16	88,022	1.36	1.37	0.56	31
06/30/22	18.88	0.18(7)	(3.44)	(3.26)	(0.08)	(2.24)	(2.32)	13.30	(18.87)	76,671	1.36	1.40	1.08	45(8)
12/31/22(9)	13.30	0.05(7)	0.45	0.50	(0.21)	—	(0.21)	13.59	3.78(5)	75,653	1.36(6)	1.48(6)	0.74(6)	17(5)
Class C
11/30/17	$14.66	$(0.06)	$3.86	$3.80	$—	$ —	$—	$18.46	25.92%	$6,924	2.45%	2.49%	(0.16)%	37%
06/30/18(2)(3)	18.46	0.26(4)	(0.90)	(0.64)	—	(0.70)	(0.70)	17.12	(3.72)(5)	6,737	2.18(6)	2.25(6)	2.27(4)(6)	26(5)
06/30/19	17.12	0.03(7)	(0.54)	(0.51)	(0.10)	(1.87)	(1.97)	14.64	(1.87)	3,783	2.34	2.42	0.21	43
06/30/20	14.64	(0.09)(7)	(0.93)	(1.02)	—	(0.63)	(0.63)	12.99	(7.41)	2,073	2.49	2.74	(0.63)	45
06/30/21	12.99	(0.04)(7)	4.60	4.56	(—)(10)	—	(—)(10)	17.55	35.14	2,115	2.15	2.90	(0.24)	31
06/30/22	17.55	0.07(7)	(3.18)	(3.11)	(0.02)	(2.24)	(2.26)	12.18	(19.45)	2,399	1.99	2.71	0.45	45(8)
12/31/22(9)	12.18	0.01(7)	0.41	0.42	(0.17)	—	(0.17)	12.43	3.46(5)	2,087	1.99(6)	2.86(6)	0.11(6)	17(5)
Class Y
11/30/17(11)	$15.40	$0.25	$3.98	$4.23	$(0.18)	$ —	$(0.18)	$19.45	27.78%	$63,320	1.01%	1.03%	1.28%	37%
06/30/18(2)(3)	19.45	0.40(4)	(0.93)	(0.53)	(0.29)	(0.70)	(0.99)	17.93	(3.05)(5)	57,438	0.99(6)	1.09(6)	3.47(4)(6)	26(5)
06/30/19	17.93	0.25(7)	(0.57)	(0.32)	(0.30)	(1.87)	(2.17)	15.44	(0.47)	42,120	0.99	1.12	1.57	43
06/30/20	15.44	0.13(7)	(0.97)	(0.84)	(0.24)	(0.63)	(0.87)	13.73	(6.03)	23,835	0.99	1.15	0.87	45
06/30/21	13.73	0.15(7)	4.88	5.03	(0.11)	—	(0.11)	18.65	36.71	27,903	0.99	1.19	0.93	31
06/30/22	18.65	0.23(7)	(3.40)	(3.17)	(0.13)	(2.24)	(2.37)	13.11	(18.61)	20,430	0.99	1.19	1.45	45(8)
12/31/22(9)	13.11	0.07(7)	0.46	0.53	(0.24)	—	(0.24)	13.40	4.03(5)	19,402	0.99(6)	1.26(6)	1.11(6)	17(5)
Institutional Class
11/30/17(12)	$18.91	$0.02	$0.53	$0.55	$—	$ —	$—	$19.46	2.91%(5)	$3	0.89%(6)	1,921.18%(6)	1.40%(6)	37%
06/30/18(2)(3)	19.46	0.56(4)	(1.09)	(0.53)	(0.31)	(0.70)	(1.01)	17.92	(3.02)(5)	2,260	0.89(6)	1.63(6)	3.57(4)(6)	26(5)
06/30/19	17.92	0.26(7)	(0.57)	(0.31)	(0.32)	(1.87)	(2.19)	15.42	(0.39)	2,592	0.89	1.38	1.67	43
06/30/20	15.42	0.14(7)	(0.95)	(0.81)	(0.27)	(0.63)	(0.90)	13.71	(5.89)	14,205	0.89	1.12	0.97	45
06/30/21	13.71	0.16(7)	4.88	5.04	(0.12)	—	(0.12)	18.63	36.83	4,315	0.89	1.06	1.03	31
06/30/22	18.63	0.25(7)	(3.40)	(3.15)	(0.15)	(2.24)	(2.39)	13.09	(18.52)	3,273	0.89	1.34	1.55	45(8)
12/31/22(9)	13.09	0.08(7)	0.44	0.52	(0.24)	—	(0.24)	13.37	4.01(5)	3,387	0.89(6)	1.26(6)	1.21(6)	17(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Represents the seven months ended June 30, 2018.
(3)	The Fund changed its fiscal year end from November 30 to June 30.
(4)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class A, Class C, Class Y and Institutional Class shares and the net investment income per share would have been lower by $0.17, $0.16, $0.17 and $0.16 for Class A, Class C, Class Y and Institutional Class shares, respectively.
(5)	Not annualized.
(6)	Annualized.
(7)	The net investment income per share was based on average shares outstanding for the period.
(8)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(9)	Unaudited.
(10)	Less than $0.005 per share.
(11)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(12)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18(2)	$11.61	$(0.01)	$1.75	$1.74	$—	$ (0.24)	$(0.24)	$13.11	15.00%	$918	1.36%	3.75%	(0.05)%	109%
06/30/19(2)	13.11	(0.04)(3)	(0.47)	(0.51)	—	(1.49)	(1.49)	11.11	(1.78)	760	1.24	4.36	(0.31)	103
06/30/20(2)	11.11	(0.03)(3)	0.60	0.57	—	—	—	11.68	5.07	777	1.24	4.17	(0.26)	74
06/30/21(2)	11.68	(0.10)(3)	3.77	3.67	—	—	—	15.35	31.51	2,216	1.24	2.31	(0.63)	116(4)
06/30/22	15.35	(0.04)	(4.81)	(4.85)	—	—	—	10.50	(31.60)	1,172	1.24	2.62	(0.27)	49
12/31/22(5)	10.50	(—)(3)(6)	(0.14)	(0.14)	(0.02)	—	(0.02)	10.34	(1.37)(7)	1,153	1.24(8)	2.60(8)	(0.04)(8)	18(7)
Class C
06/30/18(2)	$11.57	$(0.05)	$1.69	$1.64	$—	$ (0.24)	$(0.24)	$12.97	14.14%	$436	2.10%	5.06%	(0.79)%	109%
06/30/19(2)	12.97	(0.12)(3)	(0.48)	(0.60)	—	(1.49)	(1.49)	10.88	(2.52)	185	1.99	6.35	(1.06)	103
06/30/20(2)	10.88	(0.11)(3)	0.57	0.46	—	—	—	11.34	4.28	403	1.99	5.96	(1.01)	74
06/30/21(2)	11.34	(0.20)(3)	3.67	3.47	—	—	—	14.81	30.55	1,316	1.99	3.43	(1.38)	116(4)
06/30/22	14.81	(0.14)	(4.61)	(4.75)	—	—	—	10.06	(32.07)	787	1.99	3.62	(1.02)	49
12/31/22(5)	10.06	(0.04)(3)	(0.14)	(0.18)	—	—	—	9.88	(1.79)(7)	647	1.99(8)	3.56(8)	(0.79)(8)	18(7)
Class Y
06/30/18(2)	$11.81	$0.01	$1.79	$1.80	$—	$ (0.24)	$(0.24)	$13.37	15.32%	$4,553	1.03%	1.81%	0.28%	109%
06/30/19(2)	13.37	(0.01)(3)	(0.49)	(0.50)	(0.01)	(1.51)	(1.52)	11.35	(1.53)	2,341	0.99	1.89	(0.06)	103
06/30/20(2)	11.35	(—)(3)(6)	0.60	0.60	—	—	—	11.95	5.28	867	0.99	2.50	(0.01)	74
06/30/21(2)	11.95	(0.06)(3)	3.88	3.82	—	—	—	15.77	31.88	74,507	0.99	1.25	(0.38)	116(4)
06/30/22	15.77	(—)(6)	(4.95)	(4.95)	—	—	—	10.82	(31.39)	47,845	0.99	1.31	(0.02)	49
12/31/22(5)	10.82	0.01(3)	(0.15)	(0.14)	(0.03)	—	(0.03)	10.65	(1.29)(7)	44,816	0.99(8)	1.38(8)	0.21(8)	18(7)
Institutional Class
06/30/18(2)	$11.88	$0.04	$1.78	$1.82	$—	$ (0.24)	$(0.24)	$13.46	15.42%	$28,159	1.02%	1.31%	0.28%	109%
06/30/19(2)	13.46	0.01(3)	(0.50)	(0.49)	(0.02)	(1.52)	(1.54)	11.43	(1.46)	31,435	0.89	1.30	0.04	103
06/30/20(2)	11.43	0.01(3)	0.61	0.62	(—)(6)	—	(—)(6)	12.05	5.46	29,285	0.89	1.35	0.09	74
06/30/21(2)	12.05	(0.05)(3)	3.91	3.86	(0.02)	—	(0.02)	15.89	32.00	23,334	0.89	1.20	(0.28)	116(4)
06/30/22	15.89	0.03	(5.01)	(4.98)	(—)(6)	—	(—)(6)	10.91	(31.34)	11,224	0.89	1.32	0.08	49
12/31/22(5)	10.91	0.02(3)	(0.15)	(0.13)	(0.04)	—	(0.04)	10.74	(1.23)(7)	10,926	0.89(8)	1.37(8)	0.31(8)	18(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	During the year ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.9160 for 1 for Class A shares, 1.9095 for 1 for Class C shares, 1.8839 for 1 for Class Y shares and 1.8777 for 1 for Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this stock split.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes the purchases and sales of securities of the International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.
(5)	Unaudited.
(6)	Less than $0.005 per share.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
11/30/17	$42.28	$0.45	$8.99	$9.44	$(0.51)	$ (2.46)	$(2.97)	$48.75	23.67%	$1,321,506	1.02%	1.02%	0.98%	12%(4)
06/30/18(5)(6)	48.75	0.23	1.85	2.08	(0.07)	(6.96)	(7.03)	43.80	4.74(7)	1,218,721	0.97(8)	1.09(8)	0.88(8)	9(4)(7)
06/30/19	43.80	0.38(9)	3.72	4.10	(0.27)	(4.26)	(4.53)	43.37	10.51	1,170,490	0.97	1.09	0.88	15(4)
06/30/20	43.37	0.27	3.78	4.05	(0.27)	(4.85)	(5.12)	42.30	9.54	1,120,305	1.01	1.10	0.66	29(4)
06/30/21	42.30	0.08(9)	19.10	19.18	(0.09)	(2.71)	(2.80)	58.68	46.68	1,541,127	1.01	1.05	0.15	16(4)
06/30/22	58.68	0.04	(7.56)	(7.52)	(0.05)	(3.91)	(3.96)	47.20	(14.07)	1,736,900	0.99	0.99	0.13	27(4)(10)
12/31/22(11)	47.20	0.09	1.17	1.26	(0.08)	(0.68)	(0.76)	47.70	2.63(7)	1,706,986	1.02(8)	1.04(8)	0.34(8)	2(4)(7)
Class C
11/30/17	$40.44	$—(12)	$8.67	$8.67	$(0.17)	$ (2.46)	$(2.63)	$46.48	22.69%	$74,122	1.82%	1.82%	0.18%	12%(4)
06/30/18(5)(6)	46.48	0.03	1.74	1.77	—	(6.96)	(6.96)	41.29	4.24(7)	67,599	1.78(8)	1.89(8)	0.07(8)	9(4)(7)
06/30/19	41.29	0.03(9)	3.50	3.53	—	(4.26)	(4.26)	40.56	9.61	47,838	1.79	1.90	0.07	15(4)
06/30/20	40.56	(0.19)	3.64	3.45	—	(4.85)	(4.85)	39.16	8.69	37,450	1.82	1.94	(0.15)	29(4)
06/30/21	39.16	(0.30)(9)	17.58	17.28	—	(2.71)	(2.71)	53.73	45.49	41,645	1.80	1.88	(0.64)	16(4)
06/30/22	53.73	(0.02)	(7.18)	(7.20)	—	(3.91)	(3.91)	42.62	(14.78)	49,115	1.80	1.80	(0.68)	27(4)(10)
12/31/22(11)	42.62	(0.10)	1.07	0.97	—	(0.68)	(0.68)	42.91	2.24(7)	46,365	1.81(8)	1.86(8)	(0.45)(8)	2(4)(7)
Class Y
11/30/17(13)	$42.26	$0.56	$8.99	$9.55	$(0.63)	$ (2.46)	$(3.09)	$48.72	24.03%	$438,732	0.74%	0.75%	1.26%	12%(4)
06/30/18(5)(6)	48.72	0.29	1.84	2.13	(0.21)	(6.96)	(7.17)	43.68	4.85(7)	394,077	0.74(8)	0.90(8)	1.11(8)	9(4)(7)
06/30/19	43.68	0.48(9)	3.71	4.19	(0.37)	(4.26)	(4.63)	43.24	10.81	413,137	0.73	0.89	1.13	15(4)
06/30/20	43.24	0.40	3.76	4.16	(0.37)	(4.85)	(5.22)	42.18	9.84	352,103	0.75	0.91	0.92	29(4)
06/30/21	42.18	0.22(9)	19.05	19.27	(0.16)	(2.71)	(2.87)	58.58	47.07	575,053	0.73	0.86	0.43	16(4)
06/30/22	58.58	0.20	(7.57)	(7.37)	(0.16)	(3.91)	(4.07)	47.14	(13.86)	493,825	0.73	0.78	0.39	27(4)(10)
12/31/22(11)	47.14	0.15	1.18	1.33	(0.16)	(0.68)	(0.84)	47.63	2.79(7)	510,483	0.74(8)	0.83(8)	0.62(8)	2(4)(7)
Institutional Class
11/30/17(14)	$42.32	$0.61	$9.01	$9.62	$(0.67)	$ (2.46)	$(3.13)	$48.81	24.14%	$44,738	0.68%	0.70%	1.32%	12%(4)
06/30/18(5)(6)	48.81	0.34	1.80	2.14	(0.24)	(6.96)	(7.20)	43.75	4.93(7)	46,683	0.67(8)	0.88(8)	1.18(8)	9(4)(7)
06/30/19	43.75	0.51(9)	3.71	4.22	(0.40)	(4.26)	(4.66)	43.31	10.87	100,473	0.66	0.85	1.20	15(4)
06/30/20	43.31	0.35	3.83	4.18	(0.40)	(4.85)	(5.25)	42.24	9.87	127,963	0.71	0.88	0.96	29(4)
06/30/21	42.24	0.23(9)	19.10	19.33	(0.17)	(2.71)	(2.88)	58.69	47.14	207,274	0.70	0.81	0.46	16(4)
06/30/22	58.69	0.26	(7.63)	(7.37)	(0.18)	(3.91)	(4.09)	47.23	(13.85)	217,531	0.70	0.73	0.42	27(4)(10)
12/31/22(11)	47.23	0.16	1.18	1.34	(0.17)	(0.68)	(0.85)	47.72	2.80(7)	218,330	0.71(8)	0.76(8)	0.65(8)	2(4)(7)
Class R6
06/30/22(15)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(7)	$804	0.66%(8)	3.02%(8)	0.47%(8)	27%(4)(10)
12/31/22(11)	47.25	0.11	1.23	1.34	(0.17)	(0.68)	(0.85)	47.74	2.80(7)	1,878	0.67(8)	1.16(8)	0.69(8)	2(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.00%, 0.98%, 1.00%, 0.98%, 0.96%, 0.95% and 1.02%; for Class C shares was 1.79%, 1.79%, 1.79%, 1.79%, 1.78%, 1.76% and 1.82%; for Class Y shares was 0.72%, 0.72%, 0.72%, 0.72%, 0.72%, 0.72% and 0.74%; for Institutional Class shares was 0.69%, 0.69%, 0.69%, 0.68%, 0.65%, 0.65% and 0.68% for the six months ended December 31, 2022, the years ended June 30, 2022, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively; and for Class R6 shares was 0.65% and 0.65% for the six months ended December 31, 2022 and the period ended June 30, 2022.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.02%, 0.98%, 1.04%, 1.07%, 1.08%, 1.07% and 1.02%; for Class C shares was 1.84%, 1.79%, 1.87%, 1.91%, 1.89%, 1.87% and 1.82%; for Class Y shares was 0.81% 0.77%, 0.85%, 0.88%, 0.88%, 0.88% and 0.75%; for Institutional Class shares was 0.74%, 0.72%, 0.80%, 0.85%, 0.84%, 0.86% and 0.70% for the six months ended December 31, 2022, the years ended June 30, 2022, 2021, 2020 and 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively; and for Class R6 shares was 1.14% and 3.01% for the six months ended December 31, 2022 and the period ended June 30, 2022.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Represents the seven months ended June 30, 2018.
(6)	The Fund changed its fiscal year end from November 30 to June 30.
(7)	Not annualized.
(8)	Annualized.
(9)	The net investment income (loss) per share was based on average shares outstanding for the period.
(10)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(11)	Unaudited.
(12)	Less than $0.005 per share.
(13)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(14)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.
(15)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18	$11.96	$0.09	$1.27	$1.36	$(0.05)	$ —	$(0.05)	$13.27	11.35%	$2,975	1.12%	1.50%	0.48%	10%
06/30/19	13.27	0.09(4)	0.83	0.92	(0.08)	—	(0.08)	14.11	7.04	4,067	1.11	1.67	0.63	19(5)
06/30/20	14.11	0.15	(0.24)	(0.09)	(0.11)	(0.87)	(0.98)	13.04	(1.18)	2,989	1.03	1.91	1.03	20
06/30/21	13.04	0.11	4.83	4.94	(0.12)	—	(0.12)	17.86	38.06	4,278	1.04	1.53	0.75	15(5)
06/30/22	17.86	0.08	(2.03)	(1.95)	(0.12)	(0.40)	(0.52)	15.39	(11.44)	4,510	1.05	1.48	0.51	12(5)
12/31/22(6)	15.39	0.03	0.74	0.77	(0.02)	(0.57)	(0.59)	15.57	4.97(7)	5,147	1.05(8)	1.42(8)	0.63(8)	6(5)(7)
Class C
06/30/18	$11.80	$(0.04)	$1.28	$1.24	$—	$ —	$—	$13.04	10.51%	$7,849	1.87%	2.12%	(0.27)%	10%
06/30/19	13.04	(0.02)(4)	0.83	0.81	—	—	—	13.85	6.21	7,372	1.86	2.13	(0.12)	19(5)
06/30/20	13.85	0.01	(0.20)	(0.19)	—	(0.87)	(0.87)	12.79	(1.89)	5,376	1.78	2.09	0.27	20
06/30/21	12.79	(0.10)	4.84	4.74	—	—	—	17.53	37.06	4,328	1.79	2.03	(—)(9)	15(5)
06/30/22	17.53	(0.10)	(1.96)	(2.06)	—	(0.40)	(0.40)	15.07	(12.15)	2,995	1.80	2.12	(0.24)	12(5)
12/31/22(6)	15.07	(0.07)	0.78	0.71	—	(0.57)	(0.57)	15.21	4.65(7)	2,486	1.80(8)	2.14(8)	(0.12)(8)	6(5)(7)
Class Y
06/30/18	$12.00	$0.10	$1.30	$1.40	$(0.09)	$ —	$(0.09)	$13.31	11.62%	$231,984	0.87%	0.99%	0.73%	10%
06/30/19	13.31	0.12(4)	0.84	0.96	(0.13)	—	(0.13)	14.14	7.31	213,650	0.86	0.99	0.88	19(5)
06/30/20	14.14	0.17	(0.22)	(0.05)	(0.15)	(0.87)	(1.02)	13.07	(0.93)	206,798	0.78	0.90	1.28	20
06/30/21	13.07	0.16	4.83	4.99	(0.18)	—	(0.18)	17.88	38.39	270,305	0.79	0.88	1.00	15(5)
06/30/22	17.88	0.15	(2.05)	(1.90)	(0.16)	(0.40)	(0.56)	15.42	(11.20)	202,913	0.80	0.88	0.76	12(5)
12/31/22(6)	15.42	0.08	0.72	0.80	(0.08)	(0.57)	(0.65)	15.57	5.10(7)	191,847	0.80(8)	0.91(8)	0.88(8)	6(5)(7)
Institutional Class
06/30/18	$12.02	$0.10	$1.31	$1.41	$(0.10)	$ —	$(0.10)	$13.33	11.70%	$124,759	0.77%	0.91%	0.83%	10%
06/30/19	13.33	0.14(4)	0.83	0.97	(0.14)	—	(0.14)	14.16	7.43	59,211	0.77	0.92	0.98	19(5)
06/30/20	14.16	0.15	(0.19)	(0.04)	(0.16)	(0.87)	(1.03)	13.09	(0.83)	60,402	0.68	0.84	1.38	20
06/30/21	13.09	0.16	4.86	5.02	(0.20)	—	(0.20)	17.91	38.59	90,358	0.69	0.82	1.10	15(5)
06/30/22	17.91	0.18	(2.08)	(1.90)	(0.17)	(0.40)	(0.57)	15.44	(11.15)	67,679	0.70	0.82	0.86	12(5)
12/31/22(6)	15.44	0.07	0.74	0.81	(0.10)	(0.57)	(0.67)	15.58	5.20(7)	70,217	0.70(8)	0.84(8)	0.98(8)	6(5)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.03%, 1.03% and 1.03%; for Class C shares was 1.78%, 1.78% and 1.78%; for Class Y shares was 0.78%, 0.78% and 0.78%; and for Institutional Class shares was 0.68%, 0.68% and 0.68% for the six months ended December 31,2022 and for the years ended June 30, 2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.40%, 1.46% and 1.52%; for Class C shares was 2.12%, 2.10% and 2.02%; for Class Y shares was 0.89%, 0.86% and 0.87%; and for Institutional Class shares was 0.82%, 0.80% and 0.81% for the six months ended December 31,2022 and for the years ended June 30, 2022 and 2021, respectively.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Less than 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18	$35.52	$(0.24)	$7.19	$6.95	$ (1.14)	$(1.14)	$41.33	19.75%	$3,417	1.23%	1.67%	(0.63)%	44%
06/30/19	41.33	(0.56)	4.42	3.86	(2.69)	(2.69)	42.50	10.39	1,425	1.23	2.01	(0.59)	41
06/30/20	42.50	(0.08)	8.19	8.11	(3.15)	(3.15)	47.46	20.07	2,112	1.07	2.28	0.60	30
06/30/21	47.46	(0.15)	16.56	16.41	(6.61)	(6.61)	57.26	37.33	3,617	1.06	1.59	(0.71)	36(4)
06/30/22	57.26	(0.18)	(10.40)	(10.58)	(10.52)	(10.52)	36.16	(23.29)	3,290	1.07	1.58	(0.61)	41(4)
12/31/22(5)	36.16	(0.09)(6)	(0.03)	(0.12)	(1.23)	(1.23)	34.81	(0.42)(7)	3,368	1.07(8)	1.54(8)	(0.46)(8)	22(4)(7)
Class C
06/30/18	$35.29	$(0.30)	$6.89	$6.59	$ (1.14)	$(1.14)	$40.74	18.88%	$236	1.98%	8.12%	(1.38)%	44%
06/30/19	40.74	(0.40)	3.87	3.47	(2.69)	(2.69)	41.52	9.55	396	1.98	4.38	(1.34)	41
06/30/20	41.52	(0.31)	7.87	7.56	(3.15)	(3.15)	45.93	19.19	592	1.82	4.64	(1.35)	30
06/30/21	45.93	(1.42)	16.81	15.39	(6.61)	(6.61)	54.71	36.28	473	1.81	3.39	(1.46)	36(4)
06/30/22	54.71	(1.24)	(9.03)	(10.27)	(10.52)	(10.52)	33.92	(23.87)	206	1.82	4.24	(1.36)	41(4)
12/31/22(5)	33.92	(0.21)(6)	(0.03)	(0.24)	(1.23)	(1.23)	32.45	(0.80)(7)	209	1.82(8)	6.01(8)	(1.21)(8)	22(4)(7)
Class Y
06/30/18	$35.60	$(0.13)	$7.20	$7.07	$ (1.14)	$(1.14)	$41.53	20.02%	$15,961	0.98%	1.12%	(0.38)%	44%
06/30/19	41.53	(0.12)	4.10	3.98	(2.69)	(2.69)	42.82	10.66	19,580	0.98	1.16	(0.34)	41
06/30/20	42.82	(0.12)	8.42	8.30	(3.15)	(3.15)	47.97	20.38	24,062	0.82	1.04	(0.35)	30
06/30/21	47.97	(0.26)	17.00	16.74	(6.61)	(6.61)	58.10	37.64	28,952	0.81	0.96	(0.46)	36(4)
06/30/22	58.10	(0.18)	(10.49)	(10.67)	(10.52)	(10.52)	36.91	(23.09)	13,917	0.82	0.97	(0.36)	41(4)
12/31/22(5)	36.91	(0.04)(6)	(0.04)	(0.08)	(1.23)	(1.23)	35.60	(0.30)(7)	7,217	0.82(8)	1.07(8)	(0.21)(8)	22(4)(7)
Institutional Class
06/30/18	$35.63	$(0.11)	$7.23	$7.12	$ (1.14)	$(1.14)	$41.61	20.17%	$224,379	0.88%	0.98%	(0.28)%	44%
06/30/19	41.61	(0.10)	4.13	4.03	(2.69)	(2.69)	42.95	10.74	204,391	0.88	0.99	(0.24)	41
06/30/20	42.95	(0.12)	8.50	8.38	(3.15)	(3.15)	48.18	20.51	199,601	0.73	0.86	(0.25)	30
06/30/21	48.18	(0.21)	17.10	16.89	(6.61)	(6.61)	58.46	37.80	229,690	0.71	0.85	(0.36)	36(4)
06/30/22	58.46	(0.14)	(10.58)	(10.72)	(10.52)	(10.52)	37.22	(23.03)	145,441	0.72	0.84	(0.26)	41(4)
12/31/22(5)	37.22	(0.02)(6)	(0.04)	(0.06)	(1.23)	(1.23)	35.93	(0.25)(7)	137,559	0.72(8)	0.88(8)	(0.11)(8)	22(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.04%, 1.04% and 1.04%; for Class C shares was 1.79%, 1.79% and 1.79%; for Class Y shares was 0.79%, 0.79% and 0.79%; and for Institutional Class shares was 0.69%, 0.69% and 0.69% for the six months ended December 31,2022 and for the years ended June 30, 2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.51%, 1.55% and 1.57%; for Class C shares was 5.98%, 4.21% and 3.37%; for Class Y shares was 1.04%, 0.94% and 0.94%; and for Institutional Class shares was 0.85%, 0.81% and 0.83% for the six months ended December 31,2022 and for the years ended June 30, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	The net investment income per share was based on average shares outstanding for the period.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
11/30/17	$5.19	$(0.02)	$0.89	$0.87	$—	$ (0.42)	$(0.42)	$5.64	17.95%	$677,055	1.18%	1.18%	(0.49)%	82%
06/30/18(4)(5)	5.64	(0.01)	0.37	0.36	—	(0.47)	(0.47)	5.53	6.89(6)	661,866	1.10(7)	1.18(7)	(0.26)(7)	30(6)
06/30/19	5.53	(0.01)	(0.07)	(0.08)	—	(0.62)	(0.62)	4.83	(0.73)	589,664	1.12	1.20	(0.26)	94(8)(9)
06/30/20	4.83	(0.02)	(0.47)	(0.49)	—	(0.28)	(0.28)	4.06	(10.82)	420,822	1.15	1.24	(0.32)	81
06/30/21	4.06	(0.03)	2.65	2.62	—	(0.01)	(0.01)	6.67	64.45	608,513	1.20	1.20	(0.45)	80(8)
06/30/22	6.67	(0.02)(10)	(0.95)	(0.97)	—	(1.14)	(1.14)	4.56	(17.95)	451,081	1.17	1.17	(0.31)	70(8)
12/31/22(11)	4.56	(—)(10)(12)	0.39	0.39	—	(0.12)	(0.12)	4.83	8.60(6)	468,615	1.19(7)	1.19(7)	(0.02)(7)	39(6)(8)
Class C
11/30/17(13)	$8.94	$(0.26)	$1.66	$1.40	$—	$ (1.11)	$(1.11)	$9.23	17.36%	$104,051	1.92%	1.92%	(1.23)%	82%
06/30/18(4)(5)(13)	9.23	(0.05)	0.58	0.53	—	(1.24)	(1.24)	8.52	6.51(6)	97,136	1.85(7)	1.93(7)	(1.02)(7)	30(6)
06/30/19(13)	8.52	(0.13)	(0.10)	(0.23)	—	(1.64)	(1.64)	6.65	(1.65)	39,390	1.88	1.96	(1.01)	94(8)(9)
06/30/20(13)	6.65	(0.13)	(0.53)	(0.66)	—	(0.74)	(0.74)	5.25	(11.22)	21,204	1.95	2.07	(1.12)	81
06/30/21(13)	5.25	(0.11)	3.41	3.30	—	(0.03)	(0.03)	8.52	62.65	26,123	1.97	2.05	(1.22)	80(8)
06/30/22(13)	8.52	(0.08)(10)	(0.89)	(0.97)	—	(3.01)	(3.01)	4.54	(18.70)	17,385	1.97	2.02	(1.11)	70(8)
12/31/22(11)(13)	4.54	(0.01)(10)	0.39	0.38	—	(0.12)	(0.12)	4.80	8.48(6)	16,516	1.96(7)	2.06(7)	(0.78)(7)	39(6)(8)
Class Y
11/30/17(14)	$5.56	$(0.06)	$1.02	$0.96	$—	$ (0.42)	$(0.42)	$6.10	18.41%	$388,404	0.85%	0.85%	(0.16)%	82%
06/30/18(4)(5)	6.10	(—)(12)	0.41	0.41	—	(0.47)	(0.47)	6.04	7.21(6)	383,050	0.84(7)	0.92(7)	(0.01)(7)	30(6)
06/30/19	6.04	(—)(12)	(0.09)	(0.09)	(—)(12)	(0.62)	(0.62)	5.33	(0.79)	326,021	0.87	0.95	—(12)	94(8)(9)
06/30/20	5.33	(—)(12)	(0.52)	(0.52)	—	(0.28)	(0.28)	4.53	(10.35)	189,336	0.89	0.98	(0.06)	81
06/30/21	4.53	(0.01)	2.94	2.93	(—)(12)	(0.01)	(0.01)	7.45	64.61	282,428	0.91	0.99	(0.16)	80(8)
06/30/22	7.45	(—)(10)(12)	(1.10)	(1.10)	—	(1.14)	(1.14)	5.21	(17.81)	222,141	0.91	0.97	(0.05)	70(8)
12/31/22(11)	5.21	0.01(10)	0.45	0.46	—	(0.12)	(0.12)	5.55	8.87(6)	256,637	0.90(7)	0.98(7)	0.28(7)	39(6)(8)
Institutional Class
11/30/17(15)	$5.80	$(—)(12)	$0.30	$0.30	$—	$ —	$—	$6.10	5.17%(6)	$3	0.79%(7)	2,069.15%(7)	(0.70)%(7)	82%
06/30/18(4)(5)	6.10	—(12)	0.41	0.41	—	(0.47)	(0.47)	6.04	7.21(6)	8	0.79(7)	275.86(7)	0.05(7)	30(6)
06/30/19	6.04	—(12)	(0.10)	(0.10)	(—)(12)	(0.62)	(0.62)	5.32	(0.91)	2,216	0.79	2.52	0.08	94(8)(9)
06/30/20	5.32	—(12)	(0.52)	(0.52)	—	(0.28)	(0.28)	4.52	(10.37)	11,269	0.79	1.13	0.05	81
06/30/21	4.52	(—)(12)	2.93	2.93	(—)(12)	(0.01)	(0.01)	7.44	64.75	18,770	0.81	0.99	(0.06)	80(8)
06/30/22	7.44	—(10)(12)	(1.09)	(1.09)	—	(1.14)	(1.14)	5.21	(17.70)	21,299	0.81	0.96	0.05	70(8)
12/31/22(11)	5.21	0.01(10)	0.46	0.47	—	(0.12)	(0.12)	5.56	9.07(6)	23,084	0.80(7)	0.97(7)	0.38(7)	39(6)(8)
Class R6
11/30/17	$5.24	$(0.03)	$0.94	$0.91	$—	$ (0.42)	$(0.42)	$5.73	18.58%	$67,052	0.75%	0.77%	(0.07)%	82%
06/30/18(4)(5)	5.73	—(12)	0.39	0.39	—	(0.47)	(0.47)	5.65	7.33(6)	76,246	0.73(7)	0.84(7)	0.10(7)	30(6)
06/30/19	5.65	0.01	(0.08)	(0.07)	(0.01)	(0.62)	(0.63)	4.95	(0.59)	137,585	0.73	0.84	0.14	94(8)(9)
06/30/20	4.95	0.01	(0.49)	(0.48)	—	(0.28)	(0.28)	4.19	(10.35)	64,567	0.76	0.88	0.07	81
06/30/21	4.19	(—)(12)	2.73	2.73	(—)(12)	(0.01)	(0.01)	6.91	65.08	63,766	0.81	0.89	(0.06)	80(8)
06/30/22	6.91	—(10)(12)	(1.00)	(1.00)	—	(1.14)	(1.14)	4.77	(17.73)	53,500	0.81	0.87	0.05	70(8)
12/31/22(11)	4.77	0.01(10)	0.41	0.42	—	(0.12)	(0.12)	5.07	8.85(6)	63,760	0.80(7)	0.88(7)	0.38(7)	39(6)(8)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.18%, 1.15% and 1.18%; for Class C shares was 1.95%, 1.95% and 1.95%; for Class Y shares was 0.89%, 0.89% and 0.89%; for Institutional Class shares was 0.79%, 0.79% and 0.79%; and for Class R6 shares was 0.79%, 0.79% and 0.79% for the six months ended December 31,2022 and for the years ended June 30,2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.18%, 1.15% and 1.18%; for Class C shares was 2.05%, 2.00% and 2.03%; for Class Y shares was 0.97%, 0.95% and 0.97%; for Institutional Class shares was 0.96%, 0.94% and 0.97%; and for Class R6 shares was 0.87%, 0.85% and 0.87% for the six months ended December 31,2022 and for the years ended June 30,2022 and 2021, respectively.
(4)	Represents the seven months ended June 30, 2018.
(5)	The Fund changed its fiscal year end from November 30 to June 30.
(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(9)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
(10)	The net investment income per share was based on average shares outstanding for the period.
(11)	Unaudited.
(12)	Less than $0.005 per share or 0.005%.
(13)	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(14)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(15)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/18	$10.13	$0.14	$0.55	$0.69	$(0.14)	$ (0.76)	$(0.90)	$9.92	6.92%	$36,968	1.08%	1.26%	1.42%	24%
06/30/19	9.92	0.16	0.57	0.73	(0.16)	(1.08)	(1.24)	9.41	8.53	32,964	1.08	1.26	1.67	37(2)
06/30/20	9.41	0.13	(0.98)	(0.85)	(0.12)	(0.49)	(0.61)	7.95	(9.83)	24,567	1.08	1.26	1.37	57
06/30/21	7.95	0.10	3.62	3.72	(0.10)	(0.16)	(0.26)	11.41	47.49	33,052	1.08	1.24	1.08	37
06/30/22	11.41	0.11	(0.63)	(0.52)	(0.12)	(0.85)	(0.97)	9.92	(5.30)	156,947	1.08	1.13	1.03	63(3)
12/31/22(4)	9.92	0.07	0.73	0.80	(0.07)	(0.60)	(0.67)	10.05	8.13(5)	162,336	1.08(6)	1.12(6)	1.38(6)	10(5)
Class C
06/30/18	$10.10	$0.08	$0.54	$0.62	$(0.07)	$ (0.76)	$(0.83)	$9.89	6.12%	$3,654	1.83%	2.21%	0.68%	24%
06/30/19	9.89	0.09	0.56	0.65	(0.08)	(1.08)	(1.16)	9.38	7.72	3,175	1.83	2.35	0.92	37(2)
06/30/20	9.38	0.06	(0.97)	(0.91)	(0.05)	(0.49)	(0.54)	7.93	(10.49)	2,175	1.83	2.43	0.62	57
06/30/21	7.93	0.03	3.61	3.64	(0.03)	(0.16)	(0.19)	11.38	46.40	1,943	1.83	2.46	0.33	37
06/30/22	11.38	0.02	(0.64)	(0.62)	(0.03)	(0.85)	(0.88)	9.88	(6.11)	5,722	1.83	2.08	0.28	63(3)
12/31/22(4)	9.88	0.03	0.73	0.76	(0.03)	(0.60)	(0.63)	10.01	7.76(5)	5,576	1.83(6)	2.00(6)	0.63(6)	10(5)
Class Y
06/30/18	$10.17	$0.17	$0.55	$0.72	$(0.17)	$ (0.76)	$(0.93)	$9.96	7.19%	$81,988	0.81%	0.95%	1.70%	24%
06/30/19	9.96	0.19	0.57	0.76	(0.19)	(1.08)	(1.27)	9.45	8.82	92,928	0.79	0.94	1.96	37(2)
06/30/20	9.45	0.15	(0.98)	(0.83)	(0.15)	(0.49)	(0.64)	7.98	(9.64)	75,028	0.80	0.96	1.64	57
06/30/21	7.98	0.13	3.64	3.77	(0.13)	(0.16)	(0.29)	11.46	47.93	100,542	0.83	0.95	1.33	37
06/30/22	11.46	0.14	(0.64)	(0.50)	(0.14)	(0.85)	(0.99)	9.97	(5.06)	86,615	0.83	0.88	1.28	63(3)
12/31/22(4)	9.97	0.08	0.74	0.82	(0.08)	(0.60)	(0.68)	10.11	8.33(5)	105,206	0.83(6)	0.87(6)	1.63(6)	10(5)
Institutional Class
06/30/18	$10.14	$0.19	$0.55	$0.74	$(0.19)	$ (0.76)	$(0.95)	$9.93	7.34%	$262,467	0.68%	0.87%	1.82%	24%
06/30/19	9.93	0.20	0.57	0.77	(0.20)	(1.08)	(1.28)	9.42	8.96	208,686	0.68	0.89	2.07	37(2)
06/30/20	9.42	0.16	(0.97)	(0.81)	(0.16)	(0.49)	(0.65)	7.96	(9.43)	153,945	0.68	0.90	1.77	57
06/30/21	7.96	0.14	3.63	3.77	(0.14)	(0.16)	(0.30)	11.43	48.12	289,120	0.68	0.88	1.48	37
06/30/22	11.43	0.16	(0.65)	(0.49)	(0.16)	(0.85)	(1.01)	9.93	(5.02)	252,281	0.68	0.83	1.43	63(3)
12/31/22(4)	9.93	0.10	0.73	0.83	(0.09)	(0.60)	(0.69)	10.07	8.45(5)	226,749	0.68(6)	0.82(6)	1.78(6)	10(5)
Class R6
06/30/22(7)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(5)	$395	0.63%(6)	8.11%(6)	1.47%(6)	63%(3)
12/31/22(4)	9.93	0.07	0.76	0.83	(0.09)	(0.60)	(0.69)	10.07	8.44(5)	21,436	0.63(6)	0.83(6)	1.83(6)	10(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2022 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Equity Fund ("International Equity Fund”)
Touchstone International Growth Fund ("International Growth Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Equity Fund	X	X	X	X
International Growth Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2022.

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Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other

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investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of December 31, 2022, the Balanced Fund did not hold any futures contracts.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the

Notes to Financial Statements (Unaudited) (Continued)
Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2022, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts*	$(388,596)	$—
	Swap Agreements - Interest Rate Contracts**	131,841	—
*	Statements of Operations Location: Net realized losses on futures contracts.
**	Statements of Operations Location: Net realized gains on swap agreements.
For the six months ended December 31, 2022, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Interest Rate Contracts:
Futures Contracts - Notional Value	$11,440,815
Interest Rate Swaps - Notional Value	— *
*	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2022, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Small Company Fund	Common Stocks	$1,089,132	$1,099,836	$10,704
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Notes to Financial Statements (Unaudited) (Continued)
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule"). Effective August 19, 2022 (the “Compliance Date”), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the Securities and Exchange Commission ("SEC") rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds

Notes to Financial Statements (Unaudited) (Continued)
Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants have or will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2022:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund
Purchases of investment securities	$28,098,117	$16,162,266	$15,651,887	$12,113,704
Proceeds from sales and maturities	$60,611,143	$21,178,132	$16,065,795	$10,265,179
	Large Cap Focused Fund*	Large Cap Fund*	Large Company Growth Fund*	Small Company Fund*	Value Fund
Purchases of investment securities	$64,494,314	$16,178,838	$38,748,307	$313,080,016	$52,970,093
Proceeds from sales and maturities	$40,172,636	$20,007,783	$34,059,557	$308,675,127	$71,724,561
*	The Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund had a redemption-in-kind out of the Fund of $100,279,162, $15,753,664, $12,205,971 and $23,083,679, respectively. The redemptions were comprised of securities of $ 84,552,621, $14,136,317, $9,895,085 and $ 14,948,558, which are excluded from the proceeds from sales and maturities, and cash in the amount of $15,726,541, $1,617,347, $2,310,886 and $8,135,121 for the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund, respectively.
For the six months ended December 31, 2022, purchases and proceeds from sales and maturities in U.S. Government Securities were $193,859,483 and $170,527,941, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2022.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by

Notes to Financial Statements (Unaudited) (Continued)
the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $118,710 for the Funds’ Board for the six months ended December 31, 2022.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on such assets over $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on such assets over $300 million
International Equity Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
International Growth Fund	0.80% on the first $1 billion 0.75% on the next $500 million 0.70% on the next $500 million 0.65% on such assets over $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on such assets over $1 billion
Large Company Growth Fund	0.60% on all assets
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on such assets over $2 billion
Value Fund	0.65% on the first $200 million 0.55% on such assets over $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC	London Company of Virginia d/b/a The London Company
Value Fund	Large Cap Fund
DSM Capital Partners LLC	Fort Washington Investment Advisors, Inc.*
International Growth Fund	Balanced Fund
Large Company Growth Fund	International Equity Fund
Sage Advisory Services, Ltd Co.	Large Cap Focused Fund
Core Municipal Bond Fund	Small Company Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual

Notes to Financial Statements (Unaudited) (Continued)
operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund	1.01%	1.78%	0.81%	—	0.64%	October 29, 2023
Core Municipal Bond Fund	0.80%	1.55%	0.55%	0.48%	—	October 29 , 2023
International Equity Fund	1.36%	1.99%	0.99%	0.89%	—	October 29, 2023
International Growth Fund	1.24%	1.99%	0.99%	0.89%	—	October 29, 2023
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2023
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—	October 29, 2023
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2023
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2023
Value Fund	1.08%	1.83%	0.83%	0.68%	0.63%	October 29, 2023
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of a Fund's Board if it deems the termination to be beneficial to the Fund's shareholders.
During the six months ended December 31, 2022, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$18	$9,005	$9,023
Core Municipal Bond Fund	—	21,036	53,345	74,381
International Equity Fund	—	6,888	78,990	85,878
International Growth Fund	—	40,149	91,662	131,811
Large Cap Focused Fund	—	15,456	451,076	466,532
Large Cap Fund	—	48,732	120,465	169,197
Large Company Growth Fund	—	77,133	65,236	142,369
Small Company Fund	—	23,424	132,011	155,435
Value Fund	—	108,133	129,250	237,383
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2022, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2023	Expires on or before June 30, 2024	Expires on or before June 30, 2025	Expires on or before June 30, 2026	Total
Balanced Fund	$—	$—	$4,428	$2,788	$7,216
Core Municipal Bond Fund	80,340	73,030	99,819	40,915	294,104
International Equity Fund	78,710	67,613	64,511	32,600	243,434
International Growth Fund	101,798	255,371	302,133	126,738	786,040
Large Cap Focused Fund	805,632	757,813	413,033	300,548	2,277,026
Large Cap Fund	188,979	338,365	321,303	158,534	1,007,181
Large Company Growth Fund	173,435	357,163	309,075	136,893	976,566
Small Company Fund	297,648	262,375	229,745	146,405	936,173
Value Fund	273,170	515,267	498,918	200,666	1,488,021
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2022.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to

Notes to Financial Statements (Unaudited) (Continued)
shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the  Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2022:
Fund	Amount
Balanced Fund	$ 22,477
Core Municipal Bond Fund	104
International Equity Fund	694
International Growth Fund	46
Large Cap Focused Fund	14,586
Large Cap Fund	598
Large Company Growth Fund	365
Small Company Fund	6,579
Value Fund	1,994

Notes to Financial Statements (Unaudited) (Continued)
In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended December 31, 2022:
Fund	Class A	Class C
Balanced Fund	$ —	$ 606
Large Cap Focused Fund	29	70
Small Company Fund	9	16
Value Fund	—	31
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended December 31, 2022, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended December 31, 2022, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	2,076,790	$ 84,552,621
Large Cap Fund	954,547	14,136,317
Large Company Growth Fund	326,038	9,895,085
Small Company Fund	4,938,195	14,948,558
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended December 31, 2022, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Large Cap Focused Fund	$ 64,824	4.22%	$ 1,410
*	Included in Interest in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 are as follows:
	Balanced Fund		Core Municipal Bond Fund		International Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From ordinary income	$7,937,924	$7,630,981	$—	$—	$6,873,595	$647,909
From tax-exempt income	—	—	1,004,748	1,211,675	—	—
From long-term capital gains	19,917,546	26,358,697	37,471	5,224	10,153,319	—
Total distributions	$27,855,470	$33,989,678	$1,042,219	$1,216,899	$17,026,914	$647,909
	International Growth Fund		Large Cap Focused Fund		Large Cap Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From ordinary income	$362	$—	$39,814,540	$12,163,638	$3,996,630	$3,689,511
From long-term capital gains	—	—	170,287,074	94,020,901	6,966,746	—
Total distributions	$362	$—	$210,101,614	$106,184,539	$10,963,376	$3,689,511
	Large Company Growth Fund		Small Company Fund		Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From ordinary income	$2,681,389	$1,164,162	$48,143,409	$842,597	$15,794,980	$4,536,512
From long-term capital gains	45,210,640	28,994,022	116,754,602	—	33,693,432	4,949,001
Total distributions	$47,892,029	$30,158,184	$164,898,011	$842,597	$49,488,412	$9,485,513
The following information is computed on a tax basis for each item as of June 30, 2022:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund	Large Cap Focused Fund
Tax cost of portfolio investments	$694,848,526	$63,345,880	$106,498,868	$72,019,027	$1,772,160,498
Gross unrealized appreciation on investments	131,765,907	230,106	13,697,620	6,502,668	850,074,984
Gross unrealized depreciation on investments	(72,508,661)	(2,913,887)	(19,915,710)	(12,786,842)	(121,745,288)
Net unrealized appreciation (depreciation) on investments	59,257,246	(2,683,781)	(6,218,090)	(6,284,174)	728,329,696
Gross unrealized appreciation on foreign currency transactions	13	—	2,748	278	—
Gross unrealized depreciation on foreign currency transactions	—	—	(7,500)	(12,589)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	13	—	(4,752)	(12,311)	—
Capital loss carryforwards	—	—	(65,508,598)	(6,386,751)	—
Qualified late year losses	(1,639,566)	(28,109)	(1,722,707)	—	—
Undistributed ordinary income	—	—	—	—	12,237,564
Undistributed capital gains	—	—	—	—	26,814,957
Other temporary differences	(3,957)	(8,041)	—	—	—
Accumulated earnings (deficit)	$57,613,736	$(2,719,931)	$(73,454,147)	$(12,683,236)	$767,382,217

Notes to Financial Statements (Unaudited) (Continued)
	Large Cap Fund	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$195,229,568	$127,910,277	$709,210,198	$451,217,867
Gross unrealized appreciation on investments	94,149,687	43,178,848	127,289,870	87,497,177
Gross unrealized depreciation on investments	(11,321,165)	(7,569,970)	(62,927,035)	(40,946,135)
Net unrealized appreciation (depreciation) on investments	82,828,522	35,608,878	64,362,835	46,551,042
Qualified late year losses	—	(174,283)	(890,599)	—
Undistributed ordinary income	1,812,304	—	—	3,069,694
Undistributed capital gains	9,064,251	4,964,517	17,610,082	23,311,513
Accumulated earnings (deficit)	$93,705,077	$40,399,112	$81,082,318	$72,932,249
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, basis adjustments on securities no longer treated as PFICs, callable bonds and nontaxable distribution basis outstanding.
As of June 30, 2022, the International Equity Fund and International Growth Fund had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
International Equity Fund*	$ 34,975,398	$ 30,533,200	$ 65,508,598
International Growth Fund*	6,386,751	—	6,386,751
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2022, the following Fund utilized capital loss carryforwards:
Fund	Utilized
International Equity Fund	$ 721,485
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2022, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Balanced Fund	$ 1,639,566	$ —	$ 1,639,566
Core Municipal Bond Fund	28,109	—	28,109
International Equity Fund	1,722,707	—	1,722,707
Large Company Growth Fund	—	174,283	174,283
Small Company Fund	—	890,599	890,599
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of December 31, 2022, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$666,761,546	$146,050,259	$(79,806,644)	$12	$(39)	$66,243,588
Core Municipal Bond Fund	55,771,603	304,912	(2,526,064)	—	—	(2,221,152)

Notes to Financial Statements (Unaudited) (Continued)
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
International Equity Fund	$97,481,154	$12,190,531	$(9,603,569)	$5	$(16,398)	$2,570,569
International Growth Fund	58,216,338	6,632,240	(7,305,406)	13	(8,020)	(681,173)
Large Cap Focused Fund	1,733,493,896	885,085,113	(132,911,937)	—	—	752,173,176
Large Cap Fund	173,584,845	101,573,584	(4,803,766)	—	—	96,769,818
Large Company Growth Fund	118,047,811	36,221,795	(5,800,634)	—	—	30,421,161
Small Company Fund	684,128,035	175,368,438	(28,591,624)	—	—	146,776,814
Value Fund	435,427,748	116,994,814	(30,495,113)	—	—	86,499,701
(A)	Other includes Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, including in China, North Korea, Venezuela, Russia, Ukraine, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the

Notes to Financial Statements (Unaudited) (Continued)
longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. As the U.S. Federal Reserve "tapers" or reduces the amount of securities it purchases pursuant to its quantitative easing program, and/or raises the federal funds target rate, there is a heightened risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Fund Share Transactions
At a meeting of the Board held on August 18, 2022, the Adviser proposed, and the Board approved, a reverse stock split of the Small Company Fund's issued and outstanding Class C shares (the "Reverse Stock Split"). The Reverse Stock Split was completed on October 14, 2022 (the "Effective Date"). As a result of the Reverse Stock Split, for each Class C share of the Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it have an impact on the Fund's holdings or its performance. The Reverse Stock Split was carried out in accordance with a stock split ratio of 1 to 0.379048, calculated to result in a net asset value per share that better aligns the share class prices of the Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 through December 31, 2022).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2022” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized December 31, 2022	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Six Months Ended December 31, 2022*
Balanced Fund
Class A	Actual	1.01%	$1,000.00	$1,010.50	$5.12
Class A	Hypothetical	1.01%	$1,000.00	$1,020.11	$5.14
Class C	Actual	1.77%	$1,000.00	$1,006.80	$8.95
Class C	Hypothetical	1.77%	$1,000.00	$1,016.28	$9.00
Class Y	Actual	0.79%	$1,000.00	$1,011.70	$4.01

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2022	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Six Months Ended December 31, 2022*
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.22	$4.02
Class R6	Actual	0.64%	$1,000.00	$1,012.50	$3.25
Class R6	Hypothetical	0.64%	$1,000.00	$1,021.98	$3.26
Core Municipal Bond Fund
Class A	Actual	0.80%	$1,000.00	$1,001.40	$4.04
Class A	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08
Class C	Actual	1.55%	$1,000.00	$997.70	$7.80
Class C	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88
Class Y	Actual	0.55%	$1,000.00	$1,003.70	$2.78
Class Y	Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80
Institutional Class	Actual	0.48%	$1,000.00	$1,003.10	$2.42
Institutional Class	Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
International Equity Fund
Class A	Actual	1.36%	$1,000.00	$1,000.00	$6.86
Class A	Hypothetical	1.36%	$1,000.00	$1,018.35	$6.92
Class C	Actual	1.99%	$1,000.00	$1,000.00	$10.03
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11
Class Y	Actual	0.99%	$1,000.00	$1,000.00	$4.99
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$1,000.00	$4.49
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
International Growth Fund
Class A	Actual	1.24%	$1,000.00	$986.30	$6.21
Class A	Hypothetical	1.24%	$1,000.00	$1,018.95	$6.31
Class C	Actual	1.99%	$1,000.00	$982.10	$9.94
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11
Class Y	Actual	0.99%	$1,000.00	$987.10	$4.96
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
Institutional Class	Actual	0.89%	$1,000.00	$987.70	$4.46
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
Large Cap Focused Fund
Class A	Actual	1.02%	$1,000.00	$1,026.30	$5.21**
Class A	Hypothetical	1.02%	$1,000.00	$1,020.06	$5.19**
Class C	Actual	1.81%	$1,000.00	$1,022.40	$9.23**
Class C	Hypothetical	1.81%	$1,000.00	$1,016.08	$9.20**
Class Y	Actual	0.74%	$1,000.00	$1,027.90	$3.78**
Class Y	Hypothetical	0.74%	$1,000.00	$1,021.48	$3.77**
Institutional Class	Actual	0.71%	$1,000.00	$1,028.00	$3.63**
Institutional Class	Hypothetical	0.71%	$1,000.00	$1,021.63	$3.62**
Class R6	Actual	0.67%	$1,000.00	$1,028.00	$3.42**
Class R6	Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41**
Large Cap Fund
Class A	Actual	1.05%	$1,000.00	$1,049.70	$5.42***
Class A	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35***
Class C	Actual	1.80%	$1,000.00	$1,046.50	$9.28***
Class C	Hypothetical	1.80%	$1,000.00	$1,016.13	$9.15***
Class Y	Actual	0.80%	$1,000.00	$1,051.00	$4.14***
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08***
Institutional Class	Actual	0.70%	$1,000.00	$1,052.00	$3.62***
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57***
Large Company Growth Fund
Class A	Actual	1.07%	$1,000.00	$995.80	$5.38****
Class A	Hypothetical	1.07%	$1,000.00	$1,019.81	$5.45****
Class C	Actual	1.82%	$1,000.00	$992.00	$9.14****
Class C	Hypothetical	1.82%	$1,000.00	$1,016.03	$9.25****
Class Y	Actual	0.82%	$1,000.00	$997.00	$4.13****
Class Y	Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18****
Institutional Class	Actual	0.72%	$1,000.00	$997.50	$3.63****
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.58	$3.67****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2022	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Six Months Ended December 31, 2022*
Small Company Fund
Class A	Actual	1.19%	$1,000.00	$1,086.00	$6.26*****
Class A	Hypothetical	1.19%	$1,000.00	$1,019.21	$6.06*****
Class C	Actual	1.96%	$1,000.00	$1,084.80	$10.30*****
Class C	Hypothetical	1.96%	$1,000.00	$1,015.32	$9.96*****
Class Y	Actual	0.90%	$1,000.00	$1,088.70	$4.74*****
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58*****
Institutional Class	Actual	0.80%	$1,000.00	$1,090.70	$4.22*****
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08*****
Class R6	Actual	0.80%	$1,000.00	$1,088.50	$4.21*****
Class R6	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08*****
Value Fund
Class A	Actual	1.08%	$1,000.00	$1,081.30	$5.67
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50
Class C	Actual	1.83%	$1,000.00	$1,077.60	$9.58
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30
Class Y	Actual	0.83%	$1,000.00	$1,083.30	$4.36
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23
Institutional Class	Actual	0.68%	$1,000.00	$1,084.50	$3.57
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47
Class R6	Actual	0.63%	$1,000.00	$1,084.40	$3.31
Class R6	Hypothetical	0.63%	$1,000.00	$1,022.03	$3.21
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.11, $9.12, $3.68, $3.53 and $3.32, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.09, $9.10, $3.67, $3.52 and $3.31, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.32, $9.18, $4.03 and $3.52, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.24, $9.05, $3.97 and $3.47, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.23, $8.99, $3.98 and $3.47, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.29, $9.10, $4.02 and $3.52, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.26, $10.25, $4.69, $4.16 and $4.16, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.06, $9.91, $4.53, $4.02 and $4.02, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2021 through May 12, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 17, 2022, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory

Other Items (Unaudited) (Continued)
Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s due diligence reviews of the Sub-Advisors are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the affiliated Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Funds’ net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that certain affiliates of the Advisor and the Funds’ distributor receive Rule 12b-1 distribution fees and shareholder service fees that are paid from Fund assets. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Other Items (Unaudited) (Continued)
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2022 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio were below the median and above the median, respectively, of its peer group. The Fund’s performance for the six-month period ended September 30, 2022 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2022 was in the 4th quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 1st quintile of its peer group. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each at the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2022 was in the 4th quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2022 was in the 3rd quintile of its peer group. The Board took into consideration management’s discussion of the Fund’s thirty-six-month period performance, noting that the current Sub-Advisor had assumed responsibility for the day-to-day management of the Fund using a new investment strategy beginning on October 28, 2021. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone International Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2022 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone International Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2022 was in the 3rd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s thirty-six-month period performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2022 was in the 4th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 1st quintile of its peer group. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance

Other Items (Unaudited) (Continued)
was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2022 was in the 2nd quintile, while the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s thirty-six-month period performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2022 was in the 3rd quintile of its peer group, while the Fund’s performance for the six-month period ended September 30, 2022 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2022 was in the 2nd quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2022 was in the 3rd quintile of its peer group and the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2022 was in the 2nd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2022 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the one Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the one Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund's advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Other Items (Unaudited) (Continued)
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices.
Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board noted that the Touchstone Core Municipal Bond Fund’s Sub-Advisor and the Touchstone International Growth Fund’s Sub-Advisor each had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitations. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International Growth Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2022, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund's assets in accordance with the Fund's investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund's sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54BB-TST-SAR-2212

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	March 1, 2023

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	March 1, 2023

* Print the name and title of each signing officer under his or her signature.